GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Automobiles & Components – 2.8%
1,448	Aptiv PLC*	$ 173,340
1,305	BorgWarner, Inc.	50,765
20,850	Ford Motor Co.	352,574
7,711	General Motors Co.*	337,279
4,452	Tesla, Inc.*	4,797,475

		5,711,433

Banks – 3.8%
37,758	Bank of America Corp.	1,556,385
10,585	Citigroup, Inc.	565,239
2,243	Citizens Financial Group, Inc.	101,675
682	Comerica, Inc.	61,673
3,666	Fifth Third Bancorp	157,785
939	First Republic Bank	152,212
7,612	Huntington Bancshares, Inc.	111,287
15,705	JPMorgan Chase & Co.	2,140,906
4,899	KeyCorp	109,640
700	M&T Bank Corp.	118,650
2,216	People’s United Financial, Inc.	44,298
2,241	PNC Financial Services Group, Inc. (The)	413,352
5,010	Regions Financial Corp.	111,523
333	Signature Bank	97,732
311	SVB Financial Group*	173,989
7,120	Truist Financial Corp.	403,704
7,216	US Bancorp	383,530
20,619	Wells Fargo & Co.	999,197
808	Zions Bancorp NA	52,972

		7,755,749

Capital Goods – 5.3%
3,027	3M Co.	450,660
728	A O Smith Corp.	46,512
503	Allegion PLC	55,219
1,216	AMETEK, Inc.	161,947
2,924	Boeing Co. (The)*	559,946
4,602	Carrier Global Corp.	211,094
2,865	Caterpillar, Inc.	638,379
754	Cummins, Inc.	154,653
1,497	Deere & Co.	621,944
774	Dover Corp.	121,441
2,112	Eaton Corp. PLC	320,517
3,189	Emerson Electric Co.	312,681
3,097	Fastenal Co.	183,962
1,881	Fortive Corp.	114,609

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
757	Fortune Brands Home & Security, Inc.	$ 56,230
341	Generac Holdings, Inc.*	101,366
1,236	General Dynamics Corp.	298,098
5,882	General Electric Co.	538,203
3,634	Honeywell International, Inc.	707,104
1,980	Howmet Aerospace, Inc.	71,161
219	Huntington Ingalls Industries, Inc.	43,677
415	IDEX Corp.	79,568
1,532	Illinois Tool Works, Inc.	320,801
2,139	Ingersoll Rand, Inc.	107,699
3,780	Johnson Controls International PLC	247,855
1,047	L3Harris Technologies, Inc.	260,148
1,287	Lockheed Martin Corp.	568,082
1,280	Masco Corp.	65,280
291	Nordson Corp.	66,080
783	Northrop Grumman Corp.	350,173
2,262	Otis Worldwide Corp.	174,061
1,852	PACCAR, Inc.	163,106
689	Parker-Hannifin Corp.	195,511
883	Pentair PLC	47,867
770	Quanta Services, Inc.	101,340
7,911	Raytheon Technologies Corp.	783,743
619	Rockwell Automation, Inc.	173,339
563	Roper Technologies, Inc.	265,865
297	Snap-on, Inc.	61,027
869	Stanley Black & Decker, Inc.	121,477
1,196	Textron, Inc.	88,958
1,257	Trane Technologies PLC	191,944
277	TransDigm Group, Inc.*	180,477
380	United Rentals, Inc.*	134,980
1,007	Westinghouse Air Brake Technologies Corp.	96,843
228	W.W. Grainger, Inc.	117,600
967	Xylem, Inc.	82,446

		10,815,673

Commercial & Professional Services – 0.7%
469	Cintas Corp.	199,508
1,144	Copart, Inc.*	143,537
647	Equifax, Inc.	153,404
690	Jacobs Engineering Group, Inc.	95,089
768	Leidos Holdings, Inc.	82,959
1,932	Nielsen Holdings PLC	52,628
1,134	Republic Services, Inc.	150,255
604	Robert Half International, Inc.	68,965

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial & Professional Services – (continued)
1,137	Rollins, Inc.	$ 39,852
860	Verisk Analytics, Inc.	184,582
2,061	Waste Management, Inc.	326,668

		1,497,447

Consumer Durables & Apparel – 0.9%
1,738	D.R. Horton, Inc.	129,498
804	Garmin Ltd.	95,363
665	Hasbro, Inc.	54,477
1,395	Lennar Corp., Class A	113,232
277	Mohawk Industries, Inc.*	34,403
2,039	Newell Brands, Inc.	43,655
6,769	NIKE, Inc., Class B	910,837
17	NVR, Inc.*	75,944
1,387	PulteGroup, Inc.	58,115
353	PVH Corp.	27,043
249	Ralph Lauren Corp.	28,247
1,407	Tapestry, Inc.	52,270
933	Under Armour, Inc., Class A*	15,880
1,232	Under Armour, Inc., Class C*	19,170
1,740	VF Corp.	98,936
310	Whirlpool Corp.	53,562

		1,810,632

Consumer Services – 1.9%
217	Booking Holdings, Inc.*	509,614
1,118	Caesars Entertainment, Inc.*	86,488
4,349	Carnival Corp.*	87,937
150	Chipotle Mexican Grill, Inc.*	237,304
700	Darden Restaurants, Inc.	93,065
195	Domino’s Pizza, Inc.	79,367
764	Expedia Group, Inc.*	149,492
1,463	Hilton Worldwide Holdings, Inc.*	221,996
1,811	Las Vegas Sands Corp.*	70,394
1,470	Marriott International, Inc., Class A*	258,353
3,986	McDonald’s Corp.	985,658
2,017	MGM Resorts International	84,593
2,072	Norwegian Cruise Line Holdings Ltd.*	45,335
848	Penn National Gaming, Inc.*	35,972
1,164	Royal Caribbean Cruises Ltd.*	97,520
6,153	Starbucks Corp.	559,738
596	Wynn Resorts Ltd.*	47,525

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
1,542	Yum! Brands, Inc.	$ 182,773

		3,833,124

Diversified Financials – 5.2%
3,257	American Express Co.	609,059
580	Ameriprise Financial, Inc.	174,209
3,889	Bank of New York Mellon Corp. (The)	193,011
9,737	Berkshire Hathaway, Inc., Class B*	3,436,285
760	BlackRock, Inc.	580,769
2,213	Capital One Financial Corp.	290,545
569	Cboe Global Markets, Inc.	65,105
8,019	Charles Schwab Corp. (The)	676,082
1,918	CME Group, Inc.	456,215
1,545	Discover Financial Services	170,243
207	FactSet Research Systems, Inc.	89,869
1,440	Franklin Resources, Inc.	40,205
1,815	Goldman Sachs Group, Inc. (The)(a)	599,131
3,006	Intercontinental Exchange, Inc.	397,153
1,729	Invesco Ltd.	39,871
209	MarketAxess Holdings, Inc.	71,102
864	Moody’s Corp.	291,522
7,532	Morgan Stanley	658,297
435	MSCI, Inc.	218,753
638	Nasdaq, Inc.	113,692
1,104	Northern Trust Corp.	128,561
973	Raymond James Financial, Inc.	106,942
1,891	S&P Global, Inc.	775,650
1,942	State Street Corp.	169,187
2,782	Synchrony Financial	96,841
1,212	T. Rowe Price Group, Inc.	183,242

		10,631,541

Energy – 3.9%
1,881	APA Corp.	77,742
4,625	Baker Hughes Co.	168,396
10,240	Chevron Corp.	1,667,379
6,900	ConocoPhillips	690,000
4,439	Coterra Energy, Inc.	119,720
3,389	Devon Energy Corp.	200,392
915	Diamondback Energy, Inc.	125,428
3,121	EOG Resources, Inc.	372,117
22,492	Exxon Mobil Corp.	1,857,614
4,722	Halliburton Co.	178,822
1,438	Hess Corp.	153,924

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
10,313	Kinder Morgan, Inc.	$ 195,019
4,228	Marathon Oil Corp.	106,165
3,097	Marathon Petroleum Corp.	264,793
4,718	Occidental Petroleum Corp.	267,699
2,393	ONEOK, Inc.	169,018
2,502	Phillips 66	216,148
1,211	Pioneer Natural Resources Co.	302,786
7,453	Schlumberger NV	307,883
2,174	Valero Energy Corp.	220,748
6,443	Williams Cos., Inc. (The)	215,261

		7,877,054

Food & Staples Retailing – 1.5%
2,358	Costco Wholesale Corp.	1,357,854
3,574	Kroger Co. (The)	205,040
2,726	Sysco Corp.	222,578
3,815	Walgreens Boots Alliance, Inc.	170,798
7,528	Walmart, Inc.	1,121,070

		3,077,340

Food, Beverage & Tobacco – 3.1%
9,671	Altria Group, Inc.	505,310
3,002	Archer-Daniels-Midland Co.	270,961
944	Brown-Forman Corp., Class B	63,267
1,039	Campbell Soup Co.	46,308
20,638	Coca-Cola Co. (The)	1,279,556
2,559	Conagra Brands, Inc.	85,906
887	Constellation Brands, Inc., Class A	204,294
3,256	General Mills, Inc.	220,496
767	Hershey Co. (The)	166,155
1,469	Hormel Foods Corp.	75,712
587	J M Smucker Co. (The)	79,486
1,408	Kellogg Co.	90,802
3,750	Kraft Heinz Co. (The)	147,712
809	Lamb Weston Holdings, Inc.	48,467
1,311	McCormick & Co., Inc.	130,838
1,037	Molson Coors Beverage Co., Class B	55,355
7,408	Mondelez International, Inc., Class A	465,074
2,004	Monster Beverage Corp.*	160,120
7,380	PepsiCo, Inc.	1,235,264
8,270	Philip Morris International, Inc.	776,884
1,564	Tyson Foods, Inc., Class A	140,181

		6,248,148

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – 6.0%
9,385	Abbott Laboratories	$ 1,110,809
241	ABIOMED, Inc.*	79,829
392	Align Technology, Inc.*	170,912
787	AmerisourceBergen Corp.	121,757
1,293	Anthem, Inc.	635,147
2,667	Baxter International, Inc.	206,799
1,520	Becton Dickinson and Co.	404,320
7,601	Boston Scientific Corp.*	336,648
1,471	Cardinal Health, Inc.	83,406
3,137	Centene Corp.*	264,104
1,558	Cerner Corp.	145,767
1,727	Cigna Corp.	413,807
269	Cooper Cos., Inc. (The)	112,332
7,004	CVS Health Corp.	708,875
329	DaVita, Inc.*	37,213
1,188	DENTSPLY SIRONA, Inc.	58,473
519	Dexcom, Inc.*	265,520
3,317	Edwards Lifesciences Corp.*	390,477
1,283	HCA Healthcare, Inc.	321,545
742	Henry Schein, Inc.*	64,695
1,370	Hologic, Inc.*	105,243
690	Humana, Inc.	300,267
448	IDEXX Laboratories, Inc.*	245,083
1,904	Intuitive Surgical, Inc.*	574,399
486	Laboratory Corp. of America Holdings*	128,139
807	McKesson Corp.	247,047
7,171	Medtronic PLC	795,622
314	Molina Healthcare, Inc.*	104,747
613	Quest Diagnostics, Inc.	83,895
777	ResMed, Inc.	188,430
525	STERIS PLC	126,929
1,794	Stryker Corp.	479,626
243	Teleflex, Inc.	86,224
5,006	UnitedHealth Group, Inc.	2,552,910
409	Universal Health Services, Inc., Class B	59,285
1,131	Zimmer Biomet Holdings, Inc.	144,655

		12,154,936

Household & Personal Products – 1.5%
1,291	Church & Dwight Co., Inc.	128,300
676	Clorox Co. (The)	93,984
4,475	Colgate-Palmolive Co.	339,339
1,241	Estee Lauder Cos., Inc. (The), Class A	337,949
1,811	Kimberly-Clark Corp.	223,043
12,736	Procter & Gamble Co. (The)	1,946,061

		3,068,676

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – 2.1%
3,146	Aflac, Inc.	$ 202,571
1,475	Allstate Corp. (The)	204,302
4,431	American International Group, Inc.	278,134
1,149	Aon PLC, Class A	374,149
1,107	Arthur J Gallagher & Co.	193,282
310	Assurant, Inc.	56,367
1,282	Brown & Brown, Inc.	92,650
2,290	Chubb Ltd.	489,831
805	Cincinnati Financial Corp.	109,448
202	Everest Re Group Ltd.	60,879
496	Globe Life, Inc.	49,898
1,787	Hartford Financial Services Group, Inc. (The)	128,325
875	Lincoln National Corp.	57,190
1,037	Loews Corp.	67,218
2,699	Marsh & McLennan Cos., Inc.	459,964
3,701	MetLife, Inc.	260,106
1,315	Principal Financial Group, Inc.	96,534
3,101	Progressive Corp. (The)	353,483
2,014	Prudential Financial, Inc.	237,994
1,300	Travelers Cos., Inc. (The)	237,549
1,152	W R Berkley Corp.	76,712
651	Willis Towers Watson PLC	153,779

		4,240,365

Materials – 2.6%
1,181	Air Products and Chemicals, Inc.	295,144
611	Albemarle Corp.	135,123
8,269	Amcor PLC	93,688
446	Avery Dennison Corp.	77,591
1,712	Ball Corp.	154,080
581	Celanese Corp.	83,007
1,167	CF Industries Holdings, Inc.	120,271
3,817	Corteva, Inc.	219,401
3,945	Dow, Inc.	251,375
2,764	DuPont de Nemours, Inc.	203,375
699	Eastman Chemical Co.	78,330
1,339	Ecolab, Inc.	236,414
657	FMC Corp.	86,441
7,794	Freeport-McMoRan, Inc.	387,674
1,346	International Flavors & Fragrances, Inc.	176,770

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
2,014	International Paper Co.	$ 92,946
2,734	Linde PLC (United Kingdom)	873,322
1,425	LyondellBasell Industries NV, Class A	146,518
331	Martin Marietta Materials, Inc.	127,399
1,883	Mosaic Co. (The)	125,219
4,263	Newmont Corp.	338,695
1,432	Nucor Corp.	212,867
492	Packaging Corp. of America	76,806
1,270	PPG Industries, Inc.	166,459
786	Sealed Air Corp.	52,631
1,294	Sherwin-Williams Co. (The)	323,008
703	Vulcan Materials Co.	129,141
1,424	Westrock Co.	66,971

		5,330,666

Media & Entertainment – 8.1%
4,155	Activision Blizzard, Inc.	332,857
1,599	Alphabet, Inc., Class A*	4,447,379
1,477	Alphabet, Inc., Class C*	4,125,246
638	Charter Communications, Inc., Class A*	348,042
24,075	Comcast Corp., Class A	1,127,192
876	Discovery, Inc., Class A*(b)	21,830
1,617	Discovery, Inc., Class C*	40,376
1,329	DISH Network Corp., Class A*	42,063
1,498	Electronic Arts, Inc.	189,512
1,657	Fox Corp., Class A	65,369
729	Fox Corp., Class B	26,448
2,116	Interpublic Group of Cos., Inc. (The)	75,012
745	Live Nation Entertainment, Inc.*	87,642
1,518	Match Group, Inc.*	165,067
12,274	Meta Platforms, Inc., Class A*	2,729,247
2,364	Netflix, Inc.*	885,531
2,000	News Corp., Class A	44,300
566	News Corp., Class B	12,746
1,112	Omnicom Group, Inc.	94,387
3,198	Paramount Global, Class B	120,916
605	Take-Two Interactive Software, Inc.*	93,013
4,289	Twitter, Inc.*	165,941
9,701	Walt Disney Co. (The)*	1,330,589

		16,570,705

Pharmaceuticals, Biotechnology & Life Sciences – 7.7%
9,389	AbbVie, Inc.	1,522,051
1,598	Agilent Technologies, Inc.	211,463

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
3,003	Amgen, Inc.	$ 726,185
772	Biogen, Inc.*	162,583
115	Bio-Rad Laboratories, Inc., Class A*	64,771
215	Bio-Techne Corp.	93,104
11,558	Bristol-Myers Squibb Co.	844,081
930	Catalent, Inc.*	103,137
279	Charles River Laboratories International, Inc.*	79,228
3,392	Danaher Corp.	994,975
4,215	Eli Lilly & Co.	1,207,050
6,698	Gilead Sciences, Inc.	398,196
837	Illumina, Inc.*	292,448
1,026	Incyte Corp.*	81,485
1,016	IQVIA Holdings, Inc.*	234,909
13,993	Johnson & Johnson	2,479,979
13,474	Merck & Co., Inc.	1,105,542
121	Mettler-Toledo International, Inc.*	166,156
1,890	Moderna, Inc.*	325,571
1,422	Organon & Co.	49,670
673	PerkinElmer, Inc.	117,412
29,812	Pfizer, Inc.	1,543,367
564	Regeneron Pharmaceuticals, Inc.*	393,909
2,092	Thermo Fisher Scientific, Inc.	1,235,640
1,349	Vertex Pharmaceuticals, Inc.*	352,049
6,562	Viatris, Inc.	71,395
325	Waters Corp.*	100,877
401	West Pharmaceutical Services, Inc.	164,695
2,502	Zoetis, Inc.	471,852

		15,593,780

Real Estate – 2.7%
752	Alexandria Real Estate Equities, Inc. REIT	151,340
2,429	American Tower Corp. REIT	610,213
739	AvalonBay Communities, Inc. REIT	183,545
769	Boston Properties, Inc. REIT	99,047
1,791	CBRE Group, Inc., Class A*	163,912
2,297	Crown Castle International Corp. REIT	424,026
1,496	Digital Realty Trust, Inc. REIT	212,133
2,032	Duke Realty Corp. REIT	117,978
480	Equinix, Inc. REIT	355,978
1,825	Equity Residential REIT	164,104
341	Essex Property Trust, Inc. REIT	117,809
714	Extra Space Storage, Inc. REIT	146,798
378	Federal Realty Investment Trust REIT	46,142
2,791	Healthpeak Properties, Inc. REIT	95,815

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
3,710	Host Hotels & Resorts, Inc. REIT	$ 72,085
1,557	Iron Mountain, Inc. REIT	86,273
3,188	Kimco Realty Corp. REIT	78,744
608	Mid-America Apartment Communities, Inc. REIT	127,346
3,944	Prologis, Inc. REIT	636,877
808	Public Storage REIT	315,346
2,992	Realty Income Corp. REIT	207,346
784	Regency Centers Corp. REIT	55,931
586	SBA Communications Corp. REIT	201,643
1,769	Simon Property Group, Inc. REIT	232,730
1,468	UDR, Inc. REIT	84,219
2,094	Ventas, Inc. REIT	129,325
862	Vornado Realty Trust REIT	39,066
2,332	Welltower, Inc. REIT	224,199
3,996	Weyerhaeuser Co. REIT	151,448

		5,531,418

Retailing – 6.4%
344	Advance Auto Parts, Inc.	71,194
2,328	Amazon.com, Inc.*	7,589,164
109	AutoZone, Inc.*	222,859
1,410	Bath & Body Works, Inc.	67,398
1,164	Best Buy Co., Inc.	105,808
873	CarMax, Inc.*	84,227
1,245	Dollar General Corp.	277,174
1,193	Dollar Tree, Inc.*	191,059
3,372	eBay, Inc.	193,081
686	Etsy, Inc.*	85,256
752	Genuine Parts Co.	94,767
5,547	Home Depot, Inc. (The)	1,660,383
1,417	LKQ Corp.	64,346
3,571	Lowe’s Cos., Inc.	722,020
359	O’Reilly Automotive, Inc.*	245,901
214	Pool Corp.	90,490
1,913	Ross Stores, Inc.	173,050
2,562	Target Corp.	543,708
6,365	TJX Cos., Inc. (The)	385,592
604	Tractor Supply Co.	140,955
287	Ulta Beauty, Inc.*	114,289

		13,122,721

Semiconductors & Semiconductor Equipment – 6.0%
8,674	Advanced Micro Devices, Inc.*	948,415

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
2,809	Analog Devices, Inc.	$ 463,991
4,748	Applied Materials, Inc.	625,786
2,199	Broadcom, Inc.	1,384,666
715	Enphase Energy, Inc.*	144,273
21,695	Intel Corp.	1,075,204
803	KLA Corp.	293,946
739	Lam Research Corp.	397,294
2,954	Microchip Technology, Inc.	221,964
5,920	Micron Technology, Inc.	461,109
228	Monolithic Power Systems, Inc.	110,735
13,293	NVIDIA Corp.	3,627,128
1,419	NXP Semiconductors NV (China)	262,629
572	Qorvo, Inc.*	70,985
5,974	QUALCOMM, Inc.	912,947
866	Skyworks Solutions, Inc.	115,420
288	SolarEdge Technologies, Inc.*	92,843
888	Teradyne, Inc.	104,988
4,928	Texas Instruments, Inc.	904,189

		12,218,512

Software & Services – 13.2%
3,369	Accenture PLC, Class A	1,136,128
2,510	Adobe, Inc.*	1,143,606
854	Akamai Technologies, Inc.*	101,959
472	ANSYS, Inc.*	149,931
1,156	Autodesk, Inc.*	247,789
2,241	Automatic Data Processing, Inc.	509,917
608	Broadridge Financial Solutions, Inc.	94,672
1,486	Cadence Design Systems, Inc.*	244,387
740	Ceridian HCM Holding, Inc.*	50,586
675	Citrix Systems, Inc.	68,107
2,800	Cognizant Technology Solutions Corp., Class A	251,076
1,390	DXC Technology Co.*	45,356
311	EPAM Systems, Inc.*	92,246
3,229	Fidelity National Information Services, Inc.	324,256
3,157	Fiserv, Inc.*	320,120
428	FleetCor Technologies, Inc.*	106,598
718	Fortinet, Inc.*	245,369
433	Gartner, Inc.*	128,800
1,519	Global Payments, Inc.	207,860
4,784	International Business Machines Corp.	622,016
1,501	Intuit, Inc.	721,741
396	Jack Henry & Associates, Inc.	78,032

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
4,597	Mastercard, Inc., Class A	$ 1,642,876
39,886	Microsoft Corp.	12,297,253
3,011	NortonLifeLock, Inc.	79,852
8,348	Oracle Corp.	690,630
1,712	Paychex, Inc.	233,637
265	Paycom Software, Inc.*	91,791
6,190	PayPal Holdings, Inc.*	715,873
564	PTC, Inc.*	60,754
5,228	salesforce.com, Inc.*	1,110,009
1,060	ServiceNow, Inc.*	590,303
820	Synopsys, Inc.*	273,281
218	Tyler Technologies, Inc.*	96,986
514	VeriSign, Inc.*	114,344
8,812	Visa, Inc., Class A	1,954,237

		26,842,378

Technology Hardware & Equipment – 8.8%
3,190	Amphenol Corp., Class A	240,367
82,487	Apple, Inc.	14,403,055
1,188	Arista Networks, Inc.*	165,108
714	CDW Corp.	127,727
22,389	Cisco Systems, Inc.	1,248,411
3,906	Corning, Inc.	144,170
333	F5, Inc.*	69,580
6,870	Hewlett Packard Enterprise Co.	114,798
5,791	HP, Inc.	210,213
209	IPG Photonics Corp.*	22,940
1,798	Juniper Networks, Inc.	66,814
983	Keysight Technologies, Inc.*	155,285
907	Motorola Solutions, Inc.	219,675
1,216	NetApp, Inc.	100,928
1,075	Seagate Technology Holdings PLC	96,643
1,741	TE Connectivity Ltd. (Switzerland)	228,036
251	Teledyne Technologies, Inc.*	118,630
1,357	Trimble, Inc.*	97,894
1,631	Western Digital Corp.*	80,979
283	Zebra Technologies Corp., Class A*	117,077

		18,028,330

Telecommunication Services – 1.2%
38,094	AT&T, Inc.	900,161
4,795	Lumen Technologies, Inc.	54,040
3,132	T-Mobile US, Inc.*	401,992

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Telecommunication Services – (continued)
22,280	Verizon Communications, Inc.	$ 1,134,943

		2,491,136

Transportation – 1.8%
699	Alaska Air Group, Inc.*	40,549
3,269	American Airlines Group, Inc.*	59,659
697	C.H. Robinson Worldwide, Inc.	75,074
11,858	CSX Corp.	444,082
3,380	Delta Air Lines, Inc.*	133,747
882	Expeditors International of Washington, Inc.	90,987
1,306	FedEx Corp.	302,195
435	J.B. Hunt Transport Services, Inc.	87,344
1,279	Norfolk Southern Corp.	364,797
503	Old Dominion Freight Line, Inc.	150,236
3,159	Southwest Airlines Co.*	144,682
3,387	Union Pacific Corp.	925,362
1,662	United Airlines Holdings, Inc.*	77,050
3,890	United Parcel Service, Inc., Class B	834,250

		3,730,014

Utilities – 2.7%
3,430	AES Corp. (The)	88,254
1,324	Alliant Energy Corp.	82,724
1,349	Ameren Corp.	126,482
2,683	American Electric Power Co., Inc.	267,683
968	American Water Works Co., Inc.	160,233
682	Atmos Energy Corp.	81,492
3,377	CenterPoint Energy, Inc.	103,471
1,515	CMS Energy Corp.	105,959
1,885	Consolidated Edison, Inc.	178,472
1,768	Constellation Energy Corp.	99,450
4,324	Dominion Energy, Inc.	367,410
1,045	DTE Energy Co.	138,159
4,106	Duke Energy Corp.	458,476
2,001	Edison International	140,270
1,074	Entergy Corp.	125,390
1,244	Evergy, Inc.	85,015
1,834	Eversource Energy	161,740
5,219	Exelon Corp.	248,581
2,868	FirstEnergy Corp.	131,527
10,469	NextEra Energy, Inc.	886,829
2,089	NiSource, Inc.	66,430
1,276	NRG Energy, Inc.	48,947
601	Pinnacle West Capital Corp.	46,938

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
4,005	PPL Corp.	$ 114,383
2,697	Public Service Enterprise Group, Inc.	188,790
1,701	Sempra Energy	285,972
5,629	Southern Co. (The)	408,159
1,686	WEC Energy Group, Inc.	168,280
2,882	Xcel Energy, Inc.	207,994

		5,573,510

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $49,223,900)		$203,755,288

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
21,000	0.253%	$ 21,000
(Cost $21,000)

TOTAL INVESTMENTS – 99.9% (Cost $49,244,900)		$203,776,288

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		253,252

NET ASSETS – 100.0%		$204,029,540

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	All or a portion of security is on loan.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	7	06/17/22	$1,472,313	$113,450

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 96.2%
Automobiles & Components – 1.3%
6,754	Aptiv PLC*	$ 808,521

Banks – 0.7%
760	SVB Financial Group*	425,182

Capital Goods – 11.0%
5,596	AMETEK, Inc.	745,275
27,933	AZEK Co., Inc. (The)*	693,856
2,967	Chart Industries, Inc.*	509,642
3,216	Cummins, Inc.	659,634
7,724	Fortive Corp.	470,623
6,693	ITT, Inc.	503,380
4,320	Rockwell Automation, Inc.	1,209,730
5,718	Trane Technologies PLC	873,139
1,233	TransDigm Group, Inc.*	803,349
3,251	Woodward, Inc.	406,082

		6,874,710

Commercial & Professional Services – 5.3%
14,999	CoStar Group, Inc.*	999,083
8,503	TransUnion	878,700
6,544	Verisk Analytics, Inc.	1,404,539

		3,282,322

Consumer Durables & Apparel – 2.7%
4,616	Lululemon Athletica, Inc.*	1,685,902

Consumer Services – 3.2%
8,185	Expedia Group, Inc.*	1,601,559
3,075	Yum! Brands, Inc.	364,480

		1,966,039

Diversified Financials – 2.6%
6,840	Ares Management Corp., Class A	555,613
1,371	MarketAxess Holdings, Inc.	466,414
8,167	TPG, Inc.*	246,154
3,779	Tradeweb Markets, Inc., Class A	332,061

		1,600,242

Energy – 1.5%
3,676	Pioneer Natural Resources Co.	919,110

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – 3.8%
11,467	Coca-Cola Europacific Partners PLC (United Kingdom)	$ 557,411
9,112	McCormick & Co., Inc.	909,378
61,711	Utz Brands, Inc.	912,088

		2,378,877

Health Care Equipment & Services – 8.7%
2,440	Dexcom, Inc.*	1,248,304
7,669	Guardant Health, Inc.*	507,995
2,129	IDEXX Laboratories, Inc.*	1,164,691
4,370	Insulet Corp.*	1,164,124
6,202	Veeva Systems, Inc., Class A*	1,317,677

		5,402,791

Insurance – 0.8%
12,631	Ryan Specialty Group Holdings, Inc., Class A*	489,956

Materials – 3.3%
3,563	Ashland Global Holdings, Inc.	350,635
11,561	Ball Corp.	1,040,490
16,628	Danimer Scientific, Inc.*(a)	97,440
1,451	Martin Marietta Materials, Inc.	558,475

		2,047,040

Media & Entertainment – 4.3%
19,318	Discovery, Inc., Class A*	481,405
8,785	Live Nation Entertainment, Inc.*	1,033,467
7,636	Match Group, Inc.*	830,339
9,376	Twitter, Inc.*	362,757

		2,707,968

Pharmaceuticals, Biotechnology & Life Sciences – 10.6%
3,253	Alnylam Pharmaceuticals, Inc.*	531,182
1,461	Argenx SE ADR (Netherlands)*	460,668
15,255	Avantor, Inc.*	515,924
8,112	Catalent, Inc.*	899,621
10,729	Genmab A/S ADR (Denmark)*	388,175
676	Mettler-Toledo International, Inc.*	928,277
7,288	Neurocrine Biosciences, Inc.*	683,250
4,563	Seagen, Inc.*	657,300
3,711	West Pharmaceutical Services, Inc.	1,524,145

		6,588,542

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 1.7%
4,748	Ryman Hospitality Properties, Inc. REIT*	$ 440,472
4,713	Simon Property Group, Inc. REIT	620,042

		1,060,514

Retailing – 5.9%
4,028	Burlington Stores, Inc.*	733,781
8,458	Etsy, Inc.*	1,051,160
359	O’Reilly Automotive, Inc.*	245,901
2,079	RH*	677,941
2,461	Ulta Beauty, Inc.*	980,019

		3,688,802

Semiconductors & Semiconductor Equipment – 6.7%
2,418	Enphase Energy, Inc.*	487,904
7,121	Entegris, Inc.	934,703
4,376	Marvell Technology, Inc.	313,803
4,524	MKS Instruments, Inc.	678,600
18,179	ON Semiconductor Corp.*	1,138,187
1,046	SolarEdge Technologies, Inc.*	337,199
2,769	Wolfspeed, Inc.*	315,278

		4,205,674

Software & Services – 17.3%
5,091	Affirm Holdings, Inc.*	235,611
2,401	ANSYS, Inc.*	762,678
4,369	Bill.com Holdings, Inc.*	990,845
10,563	Cadence Design Systems, Inc.*	1,737,191
2,240	Datadog, Inc., Class A*	339,293
6,236	DocuSign, Inc.*	668,000
15,560	Dynatrace, Inc.*	732,876
1,158	HubSpot, Inc.*	549,981
3,587	Okta, Inc.*	541,494
3,167	Palo Alto Networks, Inc.*	1,971,489
2,170	Paycom Software, Inc.*	751,645
6,817	Qualtrics International, Inc., Class A*	194,625
7,054	UiPath, Inc., Class A*	152,296
4,928	Zscaler, Inc.*	1,189,028

		10,817,052

Technology Hardware & Equipment – 3.4%
13,527	Amphenol Corp., Class A	1,019,260
6,923	Keysight Technologies, Inc.*	1,093,626

		2,112,886

Shares	Description	Value

Common Stocks – (continued)
Transportation – 1.4%
1,660	Old Dominion Freight Line, Inc.	$ 495,809
1,608	Saia, Inc.*	392,062

		887,871

TOTAL COMMON STOCKS (Cost $47,450,790)		$59,950,001

Shares	Dividend Rate	Value

Investment Company – 3.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,437,676	0.253%	$ 2,437,676
(Cost $2,437,676)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $49,888,466)		$62,387,677

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
99,988	0.253%	$ 99,988
(Cost $99,988)

TOTAL INVESTMENTS – 100.3% (Cost $49,988,454)		$62,487,665

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(152,528)

NET ASSETS – 100.0%		$62,335,137

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 95.8%
Australia – 9.8%
16,182	Aristocrat Leisure Ltd. (Consumer Services)	$ 439,212
932	ASX Ltd. (Diversified Financials)	56,694
33,289	Aurizon Holdings Ltd. (Transportation)	91,500
51,288	Australia & New Zealand Banking Group Ltd. (Banks)	1,050,943
34,859	BHP Group Ltd. (Materials)	1,351,797
2,876	Charter Hall Group REIT (Real Estate)	34,950
20,241	Commonwealth Bank of Australia (Banks)	1,594,027
9,287	Computershare Ltd. (Software & Services)	170,687
4,518	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	901,985
43,409	Glencore PLC (Materials)*	282,450
32,810	Goodman Group REIT (Real Estate)	557,656
1,968	Iluka Resources Ltd. (Materials)	16,553
1,137	Macquarie Group Ltd. (Diversified Financials)	171,953
83,451	Myer Holdings Ltd. (Retailing)	33,374
15,899	Rio Tinto PLC ADR (Materials)(a)	1,278,280
30,748	Suncorp Group Ltd. (Insurance)	254,892
248,815	Telstra Corp. Ltd. (Telecommunication Services)	735,114
80,544	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	695,743
19,679	Woolworths Group Ltd. (Food & Staples Retailing)	546,384

		10,264,194

Austria – 0.0%
976	BAWAG Group AG (Banks)*(b)	49,248

Belgium – 0.1%
671	D’ieteren Group (Retailing)	112,985

Canada – 0.2%
17,335	International Petroleum Corp. (Energy)*	163,431

China – 0.2%
39,800	Chow Tai Fook Jewellery Group Ltd. (Retailing)*	71,883
671	Prosus NV (Retailing)*	36,186

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
15,000	SITC International Holdings Co. Ltd. (Transportation)	$ 52,450

		160,519

Denmark – 2.9%
177	AP Moller – Maersk A/S, Class A (Transportation)	522,574
110	AP Moller – Maersk A/S, Class B (Transportation)	330,546
13,095	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,452,447
3,454	Pandora A/S (Consumer Durables & Apparel)	329,043
3,940	Solar A/S, Class B (Capital Goods)	432,805

		3,067,415

Finland – 1.9%
16,267	Kesko OYJ, Class B (Food & Staples Retailing)	449,134
23,745	Nokia OYJ (Technology Hardware & Equipment)*	130,764
63,059	Nordea Bank Abp (Banks)	649,003
14,755	Sampo OYJ, Class A (Insurance)	720,992

		1,949,893

France – 10.8%
17,270	AXA SA (Insurance)	505,568
663	Capgemini SE (Software & Services)	147,122
13,304	Cie de Saint-Gobain (Capital Goods)	791,594
3,055	Covivio REIT (Real Estate)	243,129
810	Dassault Aviation SA (Capital Goods)	127,913
16,224	Dassault Systemes SE (Software & Services)	797,063
2,758	Electricite de France SA (Utilities)	25,887
3,158	Engie SA (Utilities)	41,518
294	Hermes International (Consumer Durables & Apparel)	416,112
633	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	79,235
3,646	Jacquet Metals SACA (Capital Goods)	78,809
1,357	Kering (Consumer Durables & Apparel)	856,712

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
7,670	Legrand SA (Capital Goods)	$ 729,237
1,874	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	1,337,660
4,273	Pernod Ricard SA (Food, Beverage & Tobacco)	938,826
11,004	Publicis Groupe SA (Media & Entertainment)	667,873
11,350	Rexel SA (Capital Goods)*	242,298
2,081	Rothschild & Co. (Diversified Financials)	82,287
7,029	Safran SA (Capital Goods)	827,563
12,077	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	1,234,749
284	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	116,274
24,256	Societe Generale SA (Banks)	650,240
3,156	Vinci SA (Capital Goods)	322,457

		11,260,126

Germany – 7.0%
4,305	BASF SE (Materials)	245,646
16,151	Bayer AG (Pharmaceuticals, Biotechnology)	1,104,714
6,647	Brenntag SE (Capital Goods)	535,958
2,348	Covestro AG (Materials)(b)	118,234
4,954	Deutsche Bank AG (Diversified Financials)*	62,392
17,757	Deutsche Post AG (Transportation)	847,931
9,396	Deutsche Telekom AG (Telecommunication Services)	174,992
3,911	DWS Group GmbH & Co. KGaA (Diversified Financials)(b)	142,935
68,970	E.ON SE (Utilities)	801,304
912	Hapag-Lloyd AG (Transportation)(b)	316,448
21,878	K+S AG (Materials)*	658,234
3,946	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	824,062
2,730	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	729,838
441	Rheinmetall AG (Capital Goods)	93,213
6,226	RWE AG (Utilities)	271,096
3,024	SAP SE (Software & Services)	335,145
539	Siemens Healthineers AG (Health Care Equipment & Services)(b)	33,402

		7,295,544

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – 1.9%
77,800	AIA Group Ltd. (Insurance)	$ 812,379
51,000	CK Asset Holdings Ltd. (Real Estate)	348,607
7,000	Orient Overseas International Ltd. (Transportation)	184,397
55,500	Sun Hung Kai Properties Ltd. (Real Estate)	660,310

		2,005,693

Indonesia – 0.1%
67,300	First Resources Ltd. (Food, Beverage & Tobacco)	101,456

Ireland – 0.0%
4,331	Kenmare Resources PLC (Materials)	26,285

Israel – 0.0%
2,710	Plus500 Ltd. (Diversified Financials)	50,004

Italy – 1.6%
5,554	ACEA SpA (Utilities)	101,979
3,828	BFF Bank SpA (Diversified Financials)(b)	28,416
19,584	Davide Campari-Milano NV (Food, Beverage & Tobacco)	227,156
127,853	Enel SpA (Utilities)	853,643
391	Ferrari NV (Automobiles & Components)	85,183
18,588	Leonardo SpA (Capital Goods)*	184,712
14,700	PRADA SpA (Consumer Durables & Apparel)	93,113
549	Reply SpA (Software & Services)	90,198
7,451	Unipol Gruppo SpA (Insurance)	40,869

		1,705,269

Japan – 25.1%
153,400	Acom Co. Ltd. (Diversified Financials)	398,918
1,400	Albis Co. Ltd. (Food & Staples Retailing)	25,617
11,200	Amada Co. Ltd. (Capital Goods)	98,467
4,100	ASKA Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	42,219
6,100	CAC Holdings Corp. (Software & Services)	70,161
2,300	Central Japan Railway Co. (Transportation)	299,905
15,400	Citizen Watch Co. Ltd. (Technology Hardware & Equipment)	65,254

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,500	Coca-Cola Bottlers Japan Holdings, Inc. (Food, Beverage & Tobacco)	$ 17,676
19,700	Daiwa House Industry Co. Ltd. (Real Estate)	513,553
92,700	Daiwa Securities Group, Inc. (Diversified Financials)	524,377
1,300	DTS Corp. (Software & Services)	28,423
12,700	East Japan Railway Co. (Transportation)	735,045
600	Eizo Corp. (Technology Hardware & Equipment)	17,562
6,800	France Bed Holdings Co. Ltd. (Health Care Equipment & Services)	48,116
4,400	Fujikura Ltd. (Capital Goods)*	22,270
4,600	Goldcrest Co. Ltd. (Real Estate)	63,436
28,200	H2O Retailing Corp. (Retailing)	194,803
15,700	Hakuhodo DY Holdings, Inc. (Media & Entertainment)	197,082
700	Hitachi Ltd. (Capital Goods)	35,031
10,400	Hitachi Metals Ltd. (Materials)*	173,995
2,300	Hokkaido Gas Co. Ltd. (Utilities)	27,752
4,500	Hoosiers Holdings (Consumer Durables & Apparel)	23,977
900	Hoya Corp. (Health Care Equipment & Services)	102,562
31,800	J Front Retailing Co. Ltd. (Retailing)	257,977
44,300	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	756,537
9,000	Japan Transcity Corp. (Transportation)	44,402
7,800	Japan Wool Textile Co. Ltd. (The) (Consumer Durables & Apparel)	56,857
5,300	Kajima Corp. (Capital Goods)	64,484
10,700	Kamei Corp. (Capital Goods)	88,078
6,000	Kansai Electric Power Co., Inc. (The) (Utilities)	56,515
10,000	Kao Corp. (Household & Personal Products)	408,307
1,000	KDDI Corp. (Telecommunication Services)	32,787
12,400	Konami Holdings Corp. (Media & Entertainment)	782,129
2,800	Kurabo Industries Ltd. (Consumer Durables & Apparel)	40,097
6,200	Kyocera Corp. (Technology Hardware & Equipment)	346,949
8,000	Life Corp. (Food & Staples Retailing)	205,898

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,200	Mitsubishi Corp. (Capital Goods)	$ 120,085
37,100	Mitsubishi Electric Corp. (Capital Goods)	425,494
48,900	Mitsubishi Estate Co. Ltd. (Real Estate)	728,143
4,900	Mitsubishi Gas Chemical Co., Inc. (Materials)	82,947
129,600	Mitsubishi HC Capital, Inc. (Diversified Financials)	602,189
6,700	Mitsubishi Heavy Industries Ltd. (Capital Goods)	219,935
8,100	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)	83,700
5,300	Mitsubishi Shokuhin Co. Ltd. (Food & Staples Retailing)	130,533
3,400	Mitsui & Co. Ltd. (Capital Goods)	92,294
35,100	Mitsui Fudosan Co. Ltd. (Real Estate)	751,222
13,800	Mitsui OSK Lines Ltd. (Transportation)	383,347
7,000	NEC Corp. (Software & Services)	294,075
44,400	NGK Insulators Ltd. (Capital Goods)	633,369
11,200	Nippon Express Holdings, Inc. (Transportation)	769,449
700	Nippon Soda Co. Ltd. (Materials)	19,257
4,100	Nippon Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	18,368
17,400	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	505,538
5,300	Nippon Yusen KK (Transportation)	463,614
111,900	Nissan Motor Co. Ltd. (Automobiles & Components)*	497,208
2,600	Nomura Holdings, Inc. (Diversified Financials)	10,935
12,400	Nomura Real Estate Holdings, Inc. (Real Estate)	296,968
4,300	NS Solutions Corp. (Software & Services)	128,861
40,900	NTT Data Corp. (Software & Services)	803,778
1,700	Okumura Corp. (Capital Goods)	41,263
5,700	Onoken Co. Ltd. (Capital Goods)	71,637
43,000	ORIX Corp. (Diversified Financials)	857,100
15,100	Osaka Gas Co. Ltd. (Utilities)	258,756
1,100	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	17,886
2,600	PHC Holdings Corp. (Health Care Equipment & Services)	38,258

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
47,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	$ 407,009
2,100	Rion Co. Ltd. (Health Care Equipment & Services)	40,018
2,700	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	209,628
700	S Foods, Inc. (Food, Beverage & Tobacco)	18,782
21,600	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	215,966
3,300	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	328,928
3,400	Seiko Epson Corp. (Technology Hardware & Equipment)	51,078
34,000	Sekisui House Ltd. (Consumer Durables & Apparel)	657,668
4,700	Shin-Etsu Chemical Co. Ltd. (Materials)	714,087
6,500	Shofu, Inc. (Health Care Equipment & Services)	82,992
1,100	Showa Denko KK (Materials)	21,719
1,000	Sinfonia Technology Co. Ltd. (Capital Goods)	10,850
14,500	SoftBank Group Corp. (Telecommunication Services)	648,290
11,400	Sompo Holdings, Inc. (Insurance)	500,921
11,000	SUMCO Corp. (Semiconductors & Semiconductor Equipment)	180,014
51,700	Sumitomo Corp. (Capital Goods)	895,375
11,000	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	108,523
31,100	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	547,994
17,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	507,162
6,700	Tanseisha Co. Ltd. (Commercial & Professional Services)	43,600
14,400	Toho Gas Co. Ltd. (Utilities)	320,518
12,000	Tokai Corp. (Health Care Equipment & Services)	168,894

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,500	Tokyo Century Corp. (Diversified Financials)	$ 91,652
36,400	Tokyo Gas Co. Ltd. (Utilities)	666,382
11,900	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	470,308
27,700	TOPPAN, Inc. (Commercial & Professional Services)	488,627
41,900	Tosoh Corp. (Materials)	619,261
5,700	Toyota Motor Corp. (Automobiles & Components)	102,817
16,600	Toyota Tsusho Corp. (Capital Goods)	681,296
4,400	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	115,036
1,000	TV Asahi Holdings Corp. (Media & Entertainment)	12,300
3,000	Tv Tokyo Holdings Corp. (Media & Entertainment)	48,770

		26,189,892

Luxembourg – 0.7%
7,240	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	716,201

Netherlands – 6.7%
786	ASM International NV (Semiconductors & Semiconductor Equipment)	286,208
3,706	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,476,431
4,500	Heineken Holding NV (Food, Beverage & Tobacco)	352,365
25,034	ING Groep NV (Banks)	261,379
26,524	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	853,158
25,746	Koninklijke Philips NV (Health Care Equipment & Services)	785,091
3,442	OCI NV (Materials)*	121,518
62,622	Shell PLC (Energy)	1,710,255
2,652	Signify NV (Capital Goods)(b)	123,364

		6,969,769

New Zealand – 0.1%
24,383	Spark New Zealand Ltd. (Telecommunication Services)	77,163

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Norway – 2.5%
20,403	Aker BP ASA (Energy)	$ 761,009
20,942	Golden Ocean Group Ltd. (Transportation)	257,422
81,440	MPC Container Ships ASA (Transportation)	272,145
69,938	Norsk Hydro ASA (Materials)	679,509
31,023	Odfjell Drilling Ltd. (Energy)*	84,817
19,476	Stolt-Nielsen Ltd. (Transportation)	367,227
21,290	Wallenius Wilhelmsen ASA (Transportation)*	156,201

		2,578,330

Portugal – 0.0%
4,017	Galp Energia SGPS SA (Energy)	50,786

Singapore – 0.6%
44,100	Oversea-Chinese Banking Corp. Ltd. (Banks)	400,069
89,800	Singapore Technologies Engineering Ltd. (Capital Goods)	272,009

		672,078

South Africa – 1.1%
22,036	Anglo American PLC (Materials)	1,145,044

Spain – 0.6%
140,589	Banco Santander SA (Banks)	477,993
7,839	Bankinter SA (Banks)	45,930
866	Industria de Diseno Textil SA (Retailing)	18,883
2,613	Repsol SA (Energy)	34,228

		577,034

Sweden – 4.7%
9,005	Boliden AB (Materials)	454,259
9,040	Getinge AB, Class B (Health Care Equipment & Services)	360,144
980	Industrivarden AB, Class A (Diversified Financials)	27,794
677	Investor AB, Class A (Diversified Financials)	15,753
30,579	Investor AB, Class B (Diversified Financials)	664,428
18,591	Lundin Energy AB (Energy)	780,341
40,964	SSAB AB, Class A (Materials)*	284,632
62,031	SSAB AB, Class B (Materials)*	413,037
24,616	Swedbank AB, Class A (Banks)	367,656

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
71,239	Swedish Match AB (Food, Beverage & Tobacco)	$ 535,720
58,385	Telefonaktiebolaget LM Ericsson, Class B (Technology Hardware & Equipment)	532,211
23,849	Volvo AB, Class B (Capital Goods)	444,911

		4,880,886

Switzerland – 7.4%
27,879	ABB Ltd. (Capital Goods)	904,415
1,892	Baloise Holding AG (Insurance)	337,905
12	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	142,823
5,488	Cie Financiere Richemont SA (Consumer Durables & Apparel)	695,631
2,690	Kuehne + Nagel International AG (Transportation)	763,770
1,438	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,041,981
8,394	Nestle SA (Food, Beverage & Tobacco)	1,091,377
828	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	72,691
394	PSP Swiss Property AG (Real Estate)	51,745
1,939	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	767,188
814	Tecan Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	321,807
59,597	UBS Group AG (Diversified Financials)	1,164,603
297	Valiant Holding AG (Banks)	30,688
685	Zurich Insurance Group AG (Insurance)	338,321

		7,724,945

United Kingdom – 7.6%
5,167	3i Group PLC (Diversified Financials)	93,432
3,120	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	206,981
143,425	Aviva PLC (Insurance)	848,634
14,559	BAE Systems PLC (Capital Goods)	136,730
1,066	BP PLC ADR (Energy)	31,340
30,013	British American Tobacco PLC (Food, Beverage & Tobacco)	1,260,464
2,500	CK Hutchison Holdings Ltd. (Capital Goods)	18,281
4,100	Clarkson PLC (Transportation)	198,119

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
907	DCC PLC (Capital Goods)	$ 70,233
28,016	Diageo PLC (Food, Beverage & Tobacco)	1,421,101
34,752	Imperial Brands PLC (Food, Beverage & Tobacco)	732,043
3,743	Inchcape PLC (Retailing)	32,752
5,658	InterContinental Hotels Group PLC (Consumer Services)	382,677
99,090	ITV PLC (Media & Entertainment)*	106,049
46,896	M&G PLC (Diversified Financials)	135,123
5,543	Man Group PLC (Diversified Financials)	16,915
106,362	Melrose Industries PLC (Capital Goods)	172,534
66,973	NatWest Group PLC (Banks)	189,155
8,411	Next PLC (Retailing)	661,531
5,170	Odfjell Technology Ltd. (Transportation & Logistics)*	11,915
1,838	Persimmon PLC (Consumer Durables & Apparel)	51,540
16,799	Prudential PLC (Insurance)	248,009
36,311	SSE PLC (Utilities)	829,672
16,504	UK Commercial Property REIT Ltd. REIT (Real Estate)	19,065
1,220	Whitbread PLC (Consumer Services)*	45,425

		7,919,720

United States – 2.2%
665	Ferguson PLC (Capital Goods)	90,094
31,504	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,372,314
50,913	Stellantis NV (Automobiles & Components)	824,256

		2,286,664

TOTAL COMMON STOCKS (Cost $95,479,552)		$100,000,574

Shares	Description	Rate	Value

Preferred Stocks – 1.2%
Germany – 1.2%
2,430	Bayerische Motoren Werke AG (Automobiles & Components)	2.78%	$ 188,223
4,055	Henkel AG & Co. KGaA (Household & Personal Products)	3.15	271,408
4,400	Volkswagen AG (Automobiles & Components)	3.17	756,146

TOTAL PREFERRED STOCKS (Cost $1,350,343)			$ 1,215,777

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $96,829,895)			$101,216,351

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(c)(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
41,125	0.253%	$ 41,125
(Cost $41,125)

TOTAL INVESTMENTS – 97.0% (Cost $96,871,020)		$101,257,476

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%		3,148,158

NET ASSETS – 100.0%		$104,405,634

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Less than 0.05%

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	20	06/17/22	$802,006	$35,428
FTSE 100 Index	3	06/17/22	278,104	14,109
Hang Seng Index	1	04/28/22	135,408	5,019
MSCI Singapore Index	1	04/28/22	24,293	308
SPI 200 Index	1	06/16/22	127,946	6,883
TOPIX Index	3	06/09/22	460,311	44,946

Total Futures Contracts				$106,693

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 100.0%
Automobiles & Components – 1.0%
105,003	General Motors Co.*	$ 4,592,831

Banks – 7.0%
302,183	Bank of America Corp.	12,455,983
101,558	JPMorgan Chase & Co.	13,844,387
14,826	M&T Bank Corp.	2,513,007
57,467	Truist Financial Corp.	3,258,379

		32,071,756

Capital Goods – 5.4%
37,661	Eaton Corp. PLC	5,715,433
83,436	General Electric Co.	7,634,394
18,652	Illinois Tool Works, Inc.	3,905,729
29,824	L3Harris Technologies, Inc.	7,410,369

		24,665,925

Commercial & Professional Services – 0.5%
17,047	Waste Connections, Inc.	2,381,466

Consumer Services – 1.8%
11,839	Expedia Group, Inc.*	2,316,537
25,083	McDonald’s Corp.	6,202,524

		8,519,061

Diversified Financials – 7.4%
17,812	American Express Co.	3,330,844
16,592	Berkshire Hathaway, Inc., Class B*	5,855,483
9,292	BlackRock, Inc.	7,100,668
91,024	Charles Schwab Corp. (The)	7,674,233
84,989	Morgan Stanley	7,428,039
87,795	TPG, Inc.*	2,646,141

		34,035,408

Energy – 7.0%
59,314	Chevron Corp.	9,658,099
93,012	ConocoPhillips	9,301,200
115,354	Devon Energy Corp.	6,820,882
38,423	Hess Corp.	4,112,798
9,764	Pioneer Natural Resources Co.	2,441,293

		32,334,272

Food, Beverage & Tobacco – 5.3%
49,494	Archer-Daniels-Midland Co.	4,467,329
72,302	Coca-Cola Co. (The)	4,482,724

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
19,866	Constellation Brands, Inc., Class A	$ 4,575,537
72,413	General Mills, Inc.	4,903,808
98,167	Mondelez International, Inc., Class A	6,162,924

		24,592,322

Health Care Equipment & Services – 7.2%
142,279	Boston Scientific Corp.*	6,301,537
82,325	CVS Health Corp.	8,332,113
15,603	Humana, Inc.	6,789,958
54,471	Medtronic PLC	6,043,557
43,658	Zimmer Biomet Holdings, Inc.	5,583,858

		33,051,023

Household & Personal Products – 2.6%
78,108	Procter & Gamble Co. (The)	11,934,902

Insurance – 5.2%
33,645	Chubb Ltd.	7,196,666
37,149	Globe Life, Inc.	3,737,189
88,375	MetLife, Inc.	6,210,995
58,150	Progressive Corp. (The)	6,628,518

		23,773,368

Materials – 4.6%
36,106	Ashland Global Holdings, Inc.	3,553,192
56,877	Ball Corp.	5,118,930
72,300	Freeport-McMoRan, Inc.	3,596,202
10,499	Linde PLC (United Kingdom)	3,353,696
14,769	Martin Marietta Materials, Inc.	5,684,440

		21,306,460

Media & Entertainment – 4.0%
2,390	Alphabet, Inc., Class A*	6,647,427
73,869	Discovery, Inc., Class C*	1,844,509
98,469	New York Times Co. (The), Class A	4,513,819
38,040	Walt Disney Co. (The)*	5,217,566

		18,223,321

Pharmaceuticals, Biotechnology & Life Sciences – 9.4%
4,591	Alnylam Pharmaceuticals, Inc.*	749,664
4,407	Argenx SE ADR (Netherlands)*	1,389,571
53,208	AstraZeneca PLC ADR (United Kingdom)	3,529,819
93,565	Avantor, Inc.*	3,164,368
7,735	Beam Therapeutics, Inc.*	443,216

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
5,203	Biogen, Inc.*	$ 1,095,752
144,907	Bristol-Myers Squibb Co.	10,582,558
13,527	Eli Lilly & Co.	3,873,727
65,615	Johnson & Johnson	11,628,947
13,772	Neurocrine Biosciences, Inc.*	1,291,125
6,524	Seagen, Inc.*	939,782
7,502	Thermo Fisher Scientific, Inc.	4,431,056

		43,119,585

Real Estate – 4.1%
20,069	Alexandria Real Estate Equities, Inc. REIT	4,038,886
18,465	AvalonBay Communities, Inc. REIT	4,586,152
28,450	Boston Properties, Inc. REIT	3,664,360
27,632	Prologis, Inc. REIT	4,462,016
5,990	Public Storage REIT	2,337,777

		19,089,191

Retailing – 2.1%
7,266	O’Reilly Automotive, Inc.*	4,976,919
22,852	Target Corp.	4,849,652

		9,826,571

Semiconductors & Semiconductor Equipment – 3.6%
9,412	KLA Corp.	3,445,357
66,741	Marvell Technology, Inc.	4,785,997
34,614	ON Semiconductor Corp.*	2,167,182
21,746	Texas Instruments, Inc.	3,989,956
20,515	Wolfspeed, Inc.*	2,335,838

		16,724,330

Software & Services – 7.1%
5,423	Adobe, Inc.*	2,470,827
60,213	Cognizant Technology Solutions Corp., Class A	5,399,300
33,299	Fidelity National Information Services, Inc.	3,343,886
64,381	International Business Machines Corp.	8,370,818
39,104	salesforce.com, Inc.*	8,302,561
30,889	Splunk, Inc.*	4,590,414

		32,477,806

Technology Hardware & Equipment – 2.5%
160,380	Cisco Systems, Inc.	8,942,789

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
15,100	Keysight Technologies, Inc.*	$ 2,385,347

		11,328,136

Telecommunication Services – 2.2%
419,279	AT&T, Inc.	9,907,563

Transportation – 4.4%
19,113	Norfolk Southern Corp.	5,451,410
6,998	Old Dominion Freight Line, Inc.	2,090,163
25,810	Union Pacific Corp.	7,051,550
125,557	United Airlines Holdings, Inc.*	5,820,822

		20,413,945

Utilities – 5.6%
61,108	Ameren Corp.	5,729,486
23,065	Atmos Energy Corp.	2,756,037
52,659	CMS Energy Corp.	3,682,970
106,019	NextEra Energy, Inc.	8,980,870
65,244	Xcel Energy, Inc.	4,708,659

		25,858,022

TOTAL COMMON STOCKS (Cost $350,580,794)		$460,227,264

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,724,007	0.253%	$ 1,724,007
(Cost $1,724,007)

TOTAL INVESTMENTS – 100.4% (Cost $352,304,801)		$461,951,271

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(1,914,360)

NET ASSETS – 100.0%		$460,036,911

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Automobiles & Components – 1.1%
45,443	Aptiv PLC*	$ 5,439,982

Banks – 5.4%
118,971	Citizens Financial Group, Inc.	5,392,956
74,970	East West Bancorp, Inc.	5,924,129
16,781	First Republic Bank	2,720,200
38,322	M&T Bank Corp.	6,495,579
44,453	Pinnacle Financial Partners, Inc.	4,093,232
7,584	Signature Bank	2,225,828

		26,851,924

Capital Goods – 13.8%
34,995	Allegion PLC	3,841,751
56,676	AMETEK, Inc.	7,548,110
21,762	Chart Industries, Inc.*	3,738,059
37,920	Cummins, Inc.	7,777,771
98,159	Fastenal Co.	5,830,644
89,618	Fortive Corp.	5,460,425
16,245	IDEX Corp.	3,114,654
65,438	ITT, Inc.	4,921,592
21,922	L3Harris Technologies, Inc.	5,446,959
15,397	Rockwell Automation, Inc.	4,311,622
25,471	Trane Technologies PLC	3,889,422
10,011	TransDigm Group, Inc.*	6,522,567
45,894	Woodward, Inc.	5,732,619

		68,136,195

Consumer Durables & Apparel – 0.9%
44,112	Capri Holdings Ltd.*	2,266,915
29,140	Lennar Corp., Class A	2,365,294

		4,632,209

Consumer Services – 3.5%
38,026	Caesars Entertainment, Inc.*	2,941,691
30,860	Expedia Group, Inc.*	6,038,376
64,589	Royal Caribbean Cruises Ltd.*	5,411,267
25,781	Yum! Brands, Inc.	3,055,822

		17,447,156

Diversified Financials – 2.8%
38,669	Apollo Global Management, Inc.	2,397,091
74,234	Carlyle Group, Inc. (The)	3,630,785

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
47,412	Raymond James Financial, Inc.	$ 5,211,053
27,706	State Street Corp.	2,413,747

		13,652,676

Energy – 6.7%
70,004	Baker Hughes Co.	2,548,845
137,313	Devon Energy Corp.	8,119,318
38,385	Diamondback Energy, Inc.	5,261,816
95,274	Hess Corp.	10,198,129
27,356	Pioneer Natural Resources Co.	6,839,821

		32,967,929

Food & Staples Retailing – 0.8%
79,072	Performance Food Group Co.*	4,025,555

Food, Beverage & Tobacco – 4.1%
54,361	Archer-Daniels-Midland Co.	4,906,624
89,843	Coca-Cola Europacific Partners PLC (United Kingdom)	4,367,268
15,044	Constellation Brands, Inc., Class A	3,464,934
45,724	Lamb Weston Holdings, Inc.	2,739,325
50,268	McCormick & Co., Inc.	5,016,746

		20,494,897

Health Care Equipment & Services – 5.7%
57,290	AmerisourceBergen Corp.	8,863,336
66,933	Centene Corp.*	5,635,089
12,009	Cooper Cos., Inc. (The)	5,014,838
40,989	Guardant Health, Inc.*	2,715,112
19,085	Quest Diagnostics, Inc.	2,611,973
24,709	Zimmer Biomet Holdings, Inc.	3,160,281

		28,000,629

Insurance – 7.1%
5,114	Alleghany Corp.*	4,331,558
19,483	American Financial Group, Inc.	2,837,115
134,148	Arch Capital Group Ltd.*	6,495,446
26,766	Arthur J Gallagher & Co.	4,673,344
56,588	Globe Life, Inc.	5,692,753
1,392	Markel Corp.*	2,053,534
90,762	Principal Financial Group, Inc.	6,662,838

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
63,023	Ryan Specialty Group Holdings, Inc., Class A*	$ 2,444,662

		35,191,250

Materials – 7.4%
75,511	Allegheny Technologies, Inc.*	2,026,715
89,496	Ashland Global Holdings, Inc.	8,807,301
96,687	Ball Corp.	8,701,830
71,858	Corteva, Inc.	4,130,398
15,757	Martin Marietta Materials, Inc.	6,064,712
29,914	PPG Industries, Inc.	3,920,828
36,418	Steel Dynamics, Inc.	3,038,354

		36,690,138

Media & Entertainment – 3.1%
274,316	Discovery, Inc., Class C*	6,849,670
37,992	Live Nation Entertainment, Inc.*	4,469,379
109,313	Twitter, Inc. *	4,229,320

		15,548,369

Pharmaceuticals, Biotechnology & Life Sciences – 1.9%
8,477	Argenx SE ADR (Netherlands)*	2,672,883
47,599	Catalent, Inc.*	5,278,729
15,640	Neurocrine Biosciences, Inc.*	1,466,250

		9,417,862

Real Estate – 11.1%
37,228	Alexandria Real Estate Equities, Inc. REIT	7,492,135
102,273	Americold Realty Trust REIT	2,851,371
27,714	AvalonBay Communities, Inc. REIT	6,883,326
48,569	CubeSmart REIT	2,527,045
36,807	Duke Realty Corp. REIT	2,137,015
64,075	Equity LifeStyle Properties, Inc. REIT	4,900,456
15,102	Essex Property Trust, Inc. REIT	5,217,439
141,390	Healthpeak Properties, Inc. REIT	4,853,919
91,616	Invitation Homes, Inc. REIT	3,681,131
47,907	Ryman Hospitality Properties, Inc. REIT*	4,444,332
36,702	Simon Property Group, Inc. REIT	4,828,515
80,067	Ventas, Inc. REIT	4,944,938

		54,761,622

Shares	Description	Value

Common Stocks – (continued)
Retailing – 2.0%
35,616	Advance Auto Parts, Inc.	$ 7,371,088
7,547	RH*	2,461,001

		9,832,089

Semiconductors & Semiconductor Equipment – 3.5%
70,703	Marvell Technology, Inc.	5,070,112
38,779	MKS Instruments, Inc.	5,816,850
104,084	ON Semiconductor Corp.*	6,516,699

		17,403,661

Software & Services – 2.0%
19,139	Cadence Design Systems, Inc.*	3,147,600
5,684	EPAM Systems, Inc.*	1,685,931
32,218	Splunk, Inc.*	4,787,917

		9,621,448

Technology Hardware & Equipment – 4.5%
91,016	Juniper Networks, Inc.	3,382,155
32,222	Keysight Technologies, Inc.*	5,090,109
28,387	Motorola Solutions, Inc.	6,875,331
274,712	Viavi Solutions, Inc.*	4,417,369
102,384	Vontier Corp.	2,599,530

		22,364,494

Transportation – 2.4%
6,945	Saia, Inc.*	1,693,330
214,936	United Airlines Holdings, Inc.*	9,964,433

		11,657,763

Utilities – 9.3%
310,847	AES Corp. (The)	7,998,093
78,939	Ameren Corp.	7,401,321
20,645	American Water Works Co., Inc.	3,417,367
79,854	CMS Energy Corp.	5,584,989
41,566	NextEra Energy Partners LP	3,464,942
88,632	Public Service Enterprise Group, Inc.	6,204,240
45,957	WEC Energy Group, Inc.	4,586,968
103,601	Xcel Energy, Inc.	7,476,884

		46,134,804

TOTAL COMMON STOCKS (Cost $382,147,668)		$490,272,652

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.9%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,233,919	0.253%	$ 4,233,919
(Cost $4,233,919)

TOTAL INVESTMENTS – 100.0% (Cost $386,381,587)		$494,506,571

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		217,600

NET ASSETS – 100.0%		$494,724,171

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Automobiles & Components – 0.6%
8,954	Cooper-Standard Holdings, Inc.*	$ 78,526
1,860	Fisker, Inc.*	23,994
3,142	Fox Factory Holding Corp.*	307,759
7,171	Goodyear Tire & Rubber Co. (The)*	102,474
3,876	Patrick Industries, Inc.	233,723

		746,476

Banks – 9.7%
3,587	1st Source Corp.	165,899
1,976	American National Bankshares, Inc.	74,456
12,381	Bancorp, Inc. (The)*	350,754
4,991	BankUnited, Inc.	219,404
1,425	Bridgewater Bancshares, Inc.*	23,769
1,488	Business First Bancshares, Inc.	36,203
20,725	Cadence Bank	606,413
3,228	Capital Bancorp, Inc.	73,792
6,086	Capital City Bank Group, Inc.	160,427
63,603	Capitol Federal Financial, Inc.	692,001
23,563	Central Pacific Financial Corp.	657,408
6,527	Columbia Banking System, Inc.	210,626
5,090	Community Bank System, Inc.	357,063
13,921	CrossFirst Bankshares, Inc.*	219,395
58,502	First BanCorp. (Puerto Rico)	767,546
2,359	First Bancorp, Inc. (The)	70,959
5,443	First Bank	77,399
8,337	First Commonwealth Financial Corp.	126,389
9,435	First Financial Bancorp	217,477
441	First Financial Bankshares, Inc.	19,457
2,153	Great Southern Bancorp, Inc.	127,049
8,614	Guaranty Bancshares, Inc.	301,490
6,291	Hancock Whitney Corp.	328,076
17,555	Hanmi Financial Corp.	432,029
1,681	HarborOne Bancorp, Inc.	23,568
21,979	Hilltop Holdings, Inc.	646,183
7,676	Home Bancorp, Inc.	313,104
1,936	Home BancShares, Inc.	43,754
2,425	HomeTrust Bancshares, Inc.	71,610
21,708	Hope Bancorp, Inc.	349,065
17,321	International Bancshares Corp.	731,119
14,370	Macatawa Bank Corp.	129,474
13,975	Merchants Bancorp	382,635
1,310	Northrim BanCorp, Inc.	57,077
10,577	OFG Bancorp (Puerto Rico)	281,771
12,660	Origin Bancorp, Inc.	535,391

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
2,598	Peoples Financial Services Corp.	$ 131,147
963	Sandy Spring Bancorp, Inc.	43,258
2,574	Sierra Bancorp	64,298
864	Silvergate Capital Corp., Class A*	130,092
387	South Plains Financial, Inc.	10,286
2,846	Southern First Bancshares, Inc.*	144,691
5,317	Texas Capital Bancshares, Inc.*	304,717
8,717	Towne Bank	260,987
4,350	TrustCo Bank Corp.	138,895
17,220	Trustmark Corp.	523,316
550	UMB Financial Corp.	53,438
9,419	United Bankshares, Inc.	328,535
350	Univest Financial Corp.	9,366

		12,023,258

Capital Goods – 7.3%
1,167	AAR Corp.*	56,518
1,932	Arcosa, Inc.	110,607
5,020	Argan, Inc.	203,762
3,813	Atkore, Inc.*	375,352
4,590	AZZ, Inc.	221,422
10,784	Bloom Energy Corp., Class A*	260,434
637	CIRCOR International, Inc.*	16,957
1,914	Douglas Dynamics, Inc.	66,205
1,910	Dycom Industries, Inc.*	181,947
6,268	Encore Wire Corp.	714,991
6,524	Fluor Corp.*	187,173
4,672	FTC Solar, Inc.*	23,033
13,053	FuelCell Energy, Inc.*	75,185
1,248	GMS, Inc.*	62,113
14,505	GrafTech International Ltd.	139,538
8,867	H&E Equipment Services, Inc.	385,892
1,674	Herc Holdings, Inc.	279,709
23,409	Kennametal, Inc.	669,731
7,181	McGrath RentCorp	610,241
3,837	Miller Industries, Inc.	108,050
46,443	MRC Global, Inc.*	553,136
14,153	Mueller Industries, Inc.	766,668
4,741	Nikola Corp.*(a)	50,776
1,431	NOW, Inc.*	15,784
1,311	Powell Industries, Inc.	25,460
4,538	Resideo Technologies, Inc.*	108,140
7,671	Sterling Construction Co., Inc.*	205,583
19,754	Terex Corp.	704,428

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
9,821	Thermon Group Holdings, Inc.*	$ 159,100
2,646	Titan International, Inc.*	38,976
7,725	Titan Machinery, Inc.*	218,308
4,637	Trinity Industries, Inc.	159,327
4,115	Triumph Group, Inc.*	104,027
9,080	UFP Industries, Inc.	700,613
7,447	Vectrus, Inc.*	267,049
2,198	Wabash National Corp.	32,618
4,353	WillScot Mobile Mini Holdings Corp.*	170,333

		9,029,186

Commercial & Professional Services – 1.9%
16,199	ACCO Brands Corp.	129,592
4,884	BrightView Holdings, Inc.*	66,471
2,698	Casella Waste Systems, Inc., Class A*	236,480
2,164	Cimpress PLC (Ireland)*	137,609
373	CRA International, Inc.	31,429
16,635	Ennis, Inc.	307,248
4,813	Forrester Research, Inc.*	271,550
655	Franklin Covey Co.*	29,619
3,041	Harsco Corp.*	37,222
4,856	Heidrick & Struggles International, Inc.	192,201
19,046	Heritage-Crystal Clean, Inc.*	563,952
3,863	Korn Ferry	250,863
3,153	Matthews International Corp., Class A	102,031
1,581	TrueBlue, Inc.*	45,675

		2,401,942

Consumer Durables & Apparel – 3.1%
2,478	Beazer Homes USA, Inc.*	37,715
157	Cavco Industries, Inc.*	37,814
5,035	Crocs, Inc.*	384,674
8,324	Fossil Group, Inc.*	80,243
10,736	G-III Apparel Group Ltd.*	290,409
10,796	GoPro, Inc., Class A*	92,090
877	Green Brick Partners, Inc.*	17,330
1,963	Installed Building Products, Inc.	165,854
152	iRobot Corp.*	9,637
5,429	KB Home	175,791
6,387	Latham Group, Inc.*(a)	84,564
1,902	Legacy Housing Corp.*	40,817
5,902	LGI Homes, Inc.*	576,507
7,471	M/I Homes, Inc.*	331,339
4,643	Meritage Homes Corp.*	367,865

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
1,442	Oxford Industries, Inc.	$ 130,501
488	Skyline Champion Corp.*	26,781
13,150	Steven Madden Ltd.	508,116
23,352	Tri Pointe Homes, Inc.*	468,908
1,589	Vista Outdoor, Inc.*	56,711

		3,883,666

Consumer Services – 2.7%
1,202	Biglari Holdings, Inc., Class B*	173,821
1,328	BJ’s Restaurants, Inc.*	37,582
4,999	Bloomin’ Brands, Inc.	109,678
7,834	Chuy’s Holdings, Inc.*	211,518
7,018	Dave & Buster’s Entertainment, Inc.*	344,584
18,664	Drive Shack, Inc.*(a)	28,743
3,288	Everi Holdings, Inc.*	69,048
163	Graham Holdings Co., Class B	99,670
2,473	Life Time Group Holdings, Inc.*	35,958
496	Monarch Casino & Resort, Inc.*	43,266
1,807	Nathan’s Famous, Inc.	97,885
3,817	PlayAGS, Inc.*	25,459
2,037	RCI Hospitality Holdings, Inc.	125,194
16,875	Red Rock Resorts, Inc., Class A	819,450
13,164	SeaWorld Entertainment, Inc.*	979,928
764	Shake Shack, Inc., Class A*	51,876
3,582	Stride, Inc.*	130,134

		3,383,794

Diversified Financials – 4.2%
665	Alerus Financial Corp.	18,381
1,659	A-Mark Precious Metals, Inc.	128,307
963	Associated Capital Group, Inc., Class A	40,359
992	Atlanticus Holdings Corp.*	51,376
18,092	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	281,873
42,915	Chimera Investment Corp. REIT	516,697
10,430	EZCORP, Inc., Class A*	62,997
8,711	FirstCash Holdings, Inc.	612,732
7,266	Focus Financial Partners, Inc., Class A*	332,347
23,874	Great Ajax Corp. REIT	280,042
6,109	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	289,750
2,569	Houlihan Lokey, Inc.	225,558
2,741	Ladder Capital Corp. REIT	32,536
13,759	Moelis & Co., Class A	645,985

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
990	Oportun Financial Corp.*	$ 14,216
13,163	Oppenheimer Holdings, Inc., Class A	573,644
8,266	Pzena Investment Management, Inc., Class A	66,293
5,338	Regional Management Corp.	259,267
26,629	TPG RE Finance Trust, Inc. REIT	314,488
2,062	Virtus Investment Partners, Inc.	494,859
114	World Acceptance Corp.*	21,870

		5,263,577

Energy – 6.5%
32,598	Antero Resources Corp.*	995,217
3,878	Callon Petroleum Co.*	229,112
25,342	Centennial Resource Development, Inc., Class A*	204,510
7,083	Comstock Resources, Inc.*	92,433
84,463	Helix Energy Solutions Group, Inc.*	403,733
1,443	HighPeak Energy, Inc.	32,035
17,360	Kosmos Energy Ltd. (Ghana) *	124,818
3,190	Laredo Petroleum, Inc.*	252,457
9,290	Liberty Oilfield Services, Inc., Class A*	137,678
24,579	Magnolia Oil & Gas Corp., Class A	581,293
16,977	Matador Resources Co.(b)	899,442
6,366	Murphy Oil Corp.	257,123
640	Oasis Petroleum, Inc.	93,632
6,658	Oceaneering International, Inc.*	100,935
35,271	Oil States International, Inc.*	245,133
16,485	Ovintiv, Inc.	891,344
1,446	PBF Energy, Inc., Class A*	35,239
2,419	PDC Energy, Inc.	175,813
35,437	Range Resources Corp.*(b)	1,076,576
1,922	Ranger Oil Corp., Class A*	66,367
1,329	REX American Resources Corp.*	132,368
18,421	SM Energy Co.	717,498
13,658	Southwestern Energy Co.*	97,928
17,912	TETRA Technologies, Inc.*	73,618
36,903	W&T Offshore, Inc.*	140,970

		8,057,272

Food & Staples Retailing – 0.6%
2,596	Chefs’ Warehouse, Inc. (The)*	84,630
6,785	Ingles Markets, Inc., Class A	604,204

		688,834

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – 1.2%
635	B&G Foods, Inc.(a)	$ 17,132
1,117	Coca-Cola Consolidated, Inc.	554,981
2,695	Sanderson Farms, Inc.	505,286
33,150	Vector Group Ltd.	399,126

		1,476,525

Health Care Equipment & Services – 7.8%
824	Addus HomeCare Corp.*	76,871
5,763	Allscripts Healthcare Solutions, Inc.*	129,783
3,924	AMN Healthcare Services, Inc.*	409,391
2,649	AngioDynamics, Inc.*	57,059
179	Apollo Medical Holdings, Inc.*	8,676
2,967	Artivion, Inc.*	63,434
21,137	Avanos Medical, Inc.*	708,089
7,440	Aveanna Healthcare Holdings, Inc.*	25,370
100,736	Brookdale Senior Living, Inc.*	710,189
17,798	Community Health Systems, Inc.*	211,262
3,991	Convey Health Solutions Holdings, Inc.*	26,101
18,326	Covetrus, Inc.*	307,694
7,074	Cross Country Healthcare, Inc.*	153,294
664	CryoPort, Inc.*	23,180
2,234	Evolent Health, Inc., Class A*	72,158
21,607	Hanger, Inc.*	396,056
1,924	Heska Corp.*	266,051
1,165	Inspire Medical Systems, Inc.*	299,044
184	Integer Holdings Corp.*	14,825
17,846	Invacare Corp.*	25,163
202	iRadimed Corp.	9,058
7,647	Joint Corp. (The)*	270,627
7,927	LeMaitre Vascular, Inc.	368,368
2,780	LivaNova PLC*	227,487
5,916	Merit Medical Systems, Inc.*	393,532
363	National Research Corp.	14,393
19,153	Natus Medical, Inc.*	503,341
14,753	Neogen Corp.*	454,983
4,510	Owens & Minor, Inc.	198,530
25,456	Patterson Cos., Inc.	824,011
3,169	Retractable Technologies, Inc.*	15,053
15,812	Select Medical Holdings Corp.	379,330
41,845	Sharps Compliance Corp.*	246,885
5,402	STAAR Surgical Co.*	431,674
951	Surgery Partners, Inc.*	52,353
7,477	Surmodics, Inc.*	338,932
8,472	Tenet Healthcare Corp.*	728,253

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
390	US Physical Therapy, Inc.	$ 38,786
2,273	Utah Medical Products, Inc.	204,252
2,633	Viemed Healthcare, Inc.*	13,112

		9,696,650

Household & Personal Products – 0.3%
4,363	Energizer Holdings, Inc.	134,206
309	Medifast, Inc.	52,771
3,490	Oil-Dri Corp. of America	99,988
539	WD-40 Co.	98,761

		385,726

Insurance – 4.8%
21,977	American Equity Investment Life Holding Co.	877,102
3,432	AMERISAFE, Inc.	170,468
12,420	Argo Group International Holdings Ltd.	512,698
19,389	BRP Group, Inc., Class A*	520,207
17,319	Citizens, Inc.*	73,433
5,542	Crawford & Co., Class A	41,898
5,673	Donegal Group, Inc., Class A	76,075
13,755	Employers Holdings, Inc.	564,230
150,427	Genworth Financial, Inc., Class A*	568,614
7,713	Goosehead Insurance, Inc., Class A	606,010
887	Investors Title Co.	180,247
206	Kinsale Capital Group, Inc.	46,972
5,484	Maiden Holdings Ltd.*	13,216
170	National Western Life Group, Inc., Class A	35,768
3,603	Palomar Holdings, Inc.*	230,556
2,414	ProAssurance Corp.	64,888
5,656	RLI Corp.	625,723
11,687	Stewart Information Services Corp.	708,349

		5,916,454

Materials – 3.2%
960	American Vanguard Corp.	19,507
1,890	Arconic Corp.*	48,422
9,655	Constellium SE*	173,790
17,781	FutureFuel Corp.	173,009
273	Haynes International, Inc.	11,630
10,836	Hecla Mining Co.	71,192
583	Ingevity Corp.*	37,353
7,738	Innospec, Inc.	716,152
904	Intrepid Potash, Inc.*	74,255
1,358	Livent Corp.*	35,403

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
4,858	Minerals Technologies, Inc.	$ 321,357
12,462	Novagold Resources, Inc. (Canada)*	96,331
2,504	Pactiv Evergreen, Inc.	25,190
15,588	Summit Materials, Inc., Class A*	484,163
36,656	SunCoke Energy, Inc.	326,605
1,808	Tredegar Corp.	21,678
34,829	Tronox Holdings PLC, Class A	689,266
857	United States Lime & Minerals, Inc.	99,446
14,892	Warrior Met Coal, Inc.	552,642

		3,977,391

Media & Entertainment – 3.3%
22,597	AMC Entertainment Holdings, Inc., Class A*(a)	556,790
4,953	Cargurus, Inc.*	210,304
41,486	Cinemark Holdings, Inc.*	716,878
29,161	Clear Channel Outdoor Holdings, Inc.*	100,897
130	Daily Journal Corp.*	40,559
7,283	Eventbrite, Inc., Class A*	107,570
8,659	EW Scripps Co. (The), Class A*	180,020
14,142	fuboTV, Inc.*(a)	92,913
30,725	Gray Television, Inc.	678,101
2,986	Hemisphere Media Group, Inc.*	13,646
26,831	IMAX Corp.*	507,911
46,674	Liberty TripAdvisor Holdings, Inc., Class A*	95,682
9,763	Magnite, Inc.*	128,969
17,211	Marcus Corp. (The)*	304,635
1,525	Outbrain, Inc.*	16,363
9,998	QuinStreet, Inc.*	115,977
3,240	TechTarget, Inc.*	263,347

		4,130,562

Pharmaceuticals, Biotechnology & Life Sciences – 11.4%
18,245	ACADIA Pharmaceuticals, Inc.*	441,894
5,237	Aeglea BioTherapeutics, Inc.*	12,045
12,945	Affimed NV (Germany)*	56,570
21,040	Akebia Therapeutics, Inc.*	15,105
33,061	Alkermes PLC*	869,835
17,442	Allogene Therapeutics, Inc.*	158,897
2,532	ALX Oncology Holdings, Inc.*	42,791
34,270	Amicus Therapeutics, Inc.*	324,537
38,698	Amneal Pharmaceuticals, Inc.*	161,371
2,305	AnaptysBio, Inc.*	57,026
8,934	Anavex Life Sciences Corp.*	109,978
4,143	Anika Therapeutics, Inc.*	104,031

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
24,948	Antares Pharma, Inc.*	$ 102,287
1,064	Apellis Pharmaceuticals, Inc.*	54,062
13,087	Arrowhead Pharmaceuticals, Inc.*	601,871
295	Arvinas, Inc.*	19,853
4,418	Atreca, Inc., Class A*	14,005
6,861	Avid Bioservices, Inc.*	139,759
1,108	Avidity Biosciences, Inc.*	20,465
506	Beam Therapeutics, Inc.*	28,994
6,066	Berkeley Lights, Inc.*	43,129
12,276	BioCryst Pharmaceuticals, Inc.*	199,608
8,809	Cardiff Oncology, Inc.*	21,846
3,317	CareDx, Inc.*	122,696
458	Cassava Sciences, Inc.*(a)	17,010
26,775	Catalyst Pharmaceuticals, Inc.*	221,965
1,750	ChemoCentryx, Inc.*	43,872
22,302	Chimerix, Inc.*	102,143
29,736	Codexis, Inc.*	613,156
28,221	Cytek Biosciences, Inc.*	304,222
9,071	Denali Therapeutics, Inc.*	291,814
1,331	Design Therapeutics, Inc.*	21,496
39,254	Dynavax Technologies Corp.*(a)	425,513
7,204	Eagle Pharmaceuticals, Inc.*	356,526
969	Editas Medicine, Inc.*	18,430
43,295	Endo International PLC*	100,011
13,746	Erasca, Inc.*(a)	118,216
2,647	Fate Therapeutics, Inc.*	102,624
3,395	Global Blood Therapeutics, Inc.*	117,603
15,374	Halozyme Therapeutics, Inc.*	613,115
1,247	Harvard Bioscience, Inc.*	7,744
27,246	Heron Therapeutics, Inc.*	155,847
2,938	Homology Medicines, Inc.*	8,931
4,203	Inhibrx, Inc.*	93,643
6,350	Innoviva, Inc.*	122,872
1,686	Inotiv, Inc.*	44,139
4,751	Insmed, Inc.*	111,648
2,680	Intellia Therapeutics, Inc.*	194,756
4,295	Intercept Pharmaceuticals, Inc.*(a)	69,880
906	Intra-Cellular Therapies, Inc.*	55,438
8,100	IVERIC bio, Inc.*	136,323
401	Karuna Therapeutics, Inc.*	50,843
7,059	Kezar Life Sciences, Inc.*	117,321
2,937	Kodiak Sciences, Inc.*	22,674
4,196	Kronos Bio, Inc.*	30,337
624	Krystal Biotech, Inc.*	41,521

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
308	Madrigal Pharmaceuticals, Inc.*	$ 30,221
19,621	MannKind Corp.*	72,205
22,360	MaxCyte, Inc.*	156,296
5,092	Medpace Holdings, Inc.*	833,000
3,881	MeiraGTx Holdings PLC*	53,752
7,495	NanoString Technologies, Inc.*	260,451
2,567	Nkarta, Inc.*	29,212
22,456	OPKO Health, Inc.*	77,249
29,101	Organogenesis Holdings, Inc.*	221,750
29,223	Phibro Animal Health Corp., Class A	582,999
504	PMV Pharmaceuticals, Inc.*	10,493
38,355	Precision BioSciences, Inc.*	118,133
13,079	Prestige Consumer Healthcare, Inc.*	692,402
2,321	Protagonist Therapeutics, Inc.*	54,961
4,645	Prothena Corp. PLC (Ireland)*	169,868
7,051	Puma Biotechnology, Inc.*	20,307
9,731	Radius Health, Inc.*	85,925
5,043	Rubius Therapeutics, Inc.*	27,787
40,625	Selecta Biosciences, Inc.*	49,969
6,997	Seres Therapeutics, Inc.*	49,819
9,563	SIGA Technologies, Inc.*	67,802
13,096	Supernus Pharmaceuticals, Inc.*	423,263
6,935	Sutro Biopharma, Inc.*	57,006
11,407	Travere Therapeutics, Inc.*	293,958
4,371	Turning Point Therapeutics, Inc.*	117,361
3,710	Twist Bioscience Corp.*	183,200
44,956	Vanda Pharmaceuticals, Inc.*	508,452
21,373	VBI Vaccines, Inc.*(a)	35,479
566	Veracyte, Inc.*	15,605
2,019	Vericel Corp.*	77,166
342	Verve Therapeutics, Inc.*	7,804
5,163	Vir Biotechnology, Inc.*	132,792
7,481	XBiotech, Inc.	64,636
2,081	Zentalis Pharmaceuticals, Inc.*	96,017

		14,131,628

Real Estate – 5.6%
7,146	Alexander & Baldwin, Inc. REIT	165,716
3,177	American Assets Trust, Inc. REIT	120,377
12,710	Armada Hoffler Properties, Inc. REIT	185,566
26,482	CatchMark Timber Trust, Inc., Class A REIT	217,152
11,287	Chatham Lodging Trust REIT*	155,648
20,760	City Office REIT, Inc. REIT	366,622
1,463	EastGroup Properties, Inc. REIT	297,399

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
12,483	Empire State Realty Trust, Inc., Class A REIT	$ 122,583
31,225	Independence Realty Trust, Inc. REIT	825,589
16,584	Industrial Logistics Properties Trust REIT	375,959
5,724	Macerich Co. (The) REIT	89,523
15,101	National Storage Affiliates Trust REIT	947,739
9,839	NexPoint Residential Trust, Inc. REIT	888,560
29,001	Outfront Media, Inc. REIT	824,498
316	PotlatchDeltic Corp. REIT	16,663
13,449	Retail Opportunity Investments Corp. REIT	260,776
2,012	RLJ Lodging Trust REIT	28,329
22,231	SITE Centers Corp. REIT	371,480
3,352	St Joe Co. (The)	198,573
5,367	STAG Industrial, Inc. REIT	221,925
2,775	Tanger Factory Outlet Centers, Inc. REIT	47,702
1,992	Terreno Realty Corp. REIT	147,508
285	Universal Health Realty Income Trust REIT	16,635
695	Urstadt Biddle Properties, Inc., Class A REIT	13,073

		6,905,595

Retailing – 3.6%
25,650	aka Brands Holding Corp.*(a)	113,373
5,871	Arko Corp.	53,426
1,378	Asbury Automotive Group, Inc.*	220,756
1,643	Bed Bath & Beyond, Inc.*(a)	37,017
2,744	Boot Barn Holdings, Inc.*	260,104
17,015	Buckle, Inc. (The)	562,176
15,075	CarParts.com, Inc.*	101,002
4,455	Designer Brands, Inc., Class A*	60,187
490	Dillard’s, Inc., Class A	131,511
4,237	Group 1 Automotive, Inc.	711,096
6,196	Liquidity Services, Inc.*	106,075
6,278	Lulu’s Fashion Lounge Holdings, Inc.*	42,565
1,988	Macy’s, Inc.	48,428
4,401	Murphy USA, Inc.	880,024
2,981	Overstock.com, Inc.*	131,179
30,581	Party City Holdco, Inc.*	109,480
3,224	PetMed Express, Inc.(a)	83,179
3,681	Rent the Runway, Inc., Class A*(a)	25,362
3,831	Revolve Group, Inc.*	205,686
722	Shoe Carnival, Inc.	21,054
4,883	Sonic Automotive, Inc., Class A	207,576
7,350	TravelCenters of America, Inc.*	315,756

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
1,836	Xometry, Inc., Class A*	$ 67,473

		4,494,485

Semiconductors & Semiconductor Equipment – 3.1%
10,215	Amkor Technology, Inc.	221,870
5,364	Axcelis Technologies, Inc.*	405,143
11,739	Cohu, Inc.*	347,474
5,112	Diodes, Inc.*	444,693
8,796	FormFactor, Inc.*	369,696
4,856	Kulicke & Soffa Industries, Inc. (Singapore)	272,033
9,804	Lattice Semiconductor Corp.*	597,554
6,592	MaxLinear, Inc.*	384,643
2,679	Power Integrations, Inc.	248,290
4,570	Semtech Corp.*	316,884
3,111	SunPower Corp.*	66,824
1,871	Ultra Clean Holdings, Inc.*	79,312
5,471	Veeco Instruments, Inc.*	148,756

		3,903,172

Software & Services – 8.7%
20,352	A10 Networks, Inc.	283,910
23,407	ACI Worldwide, Inc.*	737,086
2,688	Altair Engineering, Inc., Class A*	173,107
1,914	American Software, Inc., Class A	39,888
497	Asana, Inc., Class A*	19,865
3,891	Brightcove, Inc.*	30,350
11,653	CommVault Systems, Inc.*	773,177
52,376	Conduent, Inc.*	270,260
4,171	Domo, Inc., Class B*	210,927
19,243	E2open Parent Holdings, Inc.*(a)	169,531
1,249	Ebix, Inc.	41,404
1,426	EngageSmart, Inc.*(a)	30,388
9,239	Envestnet, Inc.*	687,751
16,721	EVERTEC, Inc. (Puerto Rico)	684,391
15,917	Evo Payments, Inc., Class A*	367,524
2,737	ExlService Holdings, Inc.*	392,130
2,481	Hackett Group, Inc. (The)	57,212
11,400	I3 Verticals, Inc., Class A*	317,604
2,064	Marathon Digital Holdings, Inc.*(a)	57,689
293	MicroStrategy, Inc., Class A*(a)	142,492
6,835	Mimecast Ltd.*	543,793
7,631	PagerDuty, Inc.*	260,904
6,368	Perficient, Inc.*	701,053
4,453	Q2 Holdings, Inc.*	274,527

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
623	Qualys, Inc.*	$ 88,721
24,075	Rackspace Technology, Inc.*	268,677
2,827	Rapid7, Inc.*	314,476
12,807	Rimini Street, Inc.*	74,281
1,878	Riot Blockchain, Inc.*	39,757
7,581	Sapiens International Corp. NV (Israel)	192,482
343	Sprout Social, Inc., Class A*	27,481
3,642	SPS Commerce, Inc.*	477,830
11,878	Telos Corp.*	118,424
8,170	Tenable Holdings, Inc.*	472,144
2,137	Tucows, Inc., Class A*	145,957
2,829	Unisys Corp.*	61,135
12,197	Upland Software, Inc.*	214,789
2,833	Varonis Systems, Inc.*	134,681
3,872	Workiva, Inc.*	456,896
27,590	Yext, Inc.*	190,095
15,627	Zuora, Inc., Class A*	234,092

		10,778,881

Technology Hardware & Equipment – 3.9%
2,729	Avid Technology, Inc.*	95,160
6,332	Belden, Inc.	350,793
2,237	Cambium Networks Corp.*	52,883
2,790	Casa Systems, Inc.*	12,611
3,306	Clearfield, Inc.*	215,617
21,689	CTS Corp.	766,489
7,659	Daktronics, Inc.*	29,411
20,167	Diebold Nixdorf, Inc.*	135,724
7,097	Eastman Kodak Co.*(a)	46,485
3,134	ePlus, Inc.*	175,692
3,063	Fabrinet (Thailand)*	322,013
43,563	Harmonic, Inc.*	404,700
4,873	Insight Enterprises, Inc.*	522,970
15,973	NetScout Systems, Inc.*	512,414
4,547	PC Connection, Inc.	238,217
6,266	TTM Technologies, Inc.*	92,862
39,583	Vishay Intertechnology, Inc.	775,827
4,237	Vishay Precision Group, Inc.*	136,220

		4,886,088

Telecommunication Services – 0.5%
16,165	Globalstar, Inc.*	23,763
17,793	Gogo, Inc.*(a)	339,135

Shares	Description	Value

Common Stocks – (continued)
Telecommunication Services – (continued)
7,120	Iridium Communications, Inc.*	$ 287,078

		649,976

Transportation – 3.5%
1,130	ArcBest Corp.	90,965
1,650	Avis Budget Group, Inc.*	434,445
39,401	Costamare, Inc. (Monaco)	671,787
8,471	Eagle Bulk Shipping, Inc.(a)	576,960
17,525	Genco Shipping & Trading Ltd.	413,940
21,784	Marten Transport Ltd.	386,884
4,007	Matson, Inc.	483,324
93,121	Safe Bulkers, Inc. (Greece)	443,256
3,351	Saia, Inc.*	817,041

		4,318,602

Utilities – 0.1%
376	Northwest Natural Holding Co.	19,447
1,037	Ormat Technologies, Inc.	84,857

		104,304

TOTAL COMMON STOCKS (Cost $116,590,301)		$121,234,044

Shares	Dividend Rate	Value

Investment Company – 0.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
957,670	0.253%	$ 957,670
(Cost $957,670)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $117,547,971)		$122,191,714

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,200,332	0.253%	$ 2,200,332
(Cost $2,200,332)

TOTAL INVESTMENTS – 100.2% (Cost $119,748,303)		$124,392,046

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(198,699)

NET ASSETS – 100.0%		$124,193,347

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	18	06/17/22	$1,776,497	$83,263

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Automobiles & Components – 4.1%
14,661	Aptiv PLC*	$ 1,755,068
10,315	Tesla, Inc.*	11,115,444

		12,870,512

Capital Goods – 1.7%
11,520	Boeing Co. (The)*	2,206,080
7,616	Deere & Co.	3,164,143

		5,370,223

Commercial & Professional Services – 1.3%
19,631	Verisk Analytics, Inc.	4,213,402

Consumer Durables & Apparel – 2.8%
8,508	Lululemon Athletica, Inc.*	3,107,377
38,583	NIKE, Inc., Class B	5,191,728
9,301	PVH Corp.	712,550

		9,011,655

Consumer Services – 2.0%
17,634	Chegg, Inc.*	639,762
1,534	Chipotle Mexican Grill, Inc.*	2,426,834
12,983	McDonald’s Corp.	3,210,436

		6,277,032

Diversified Financials – 1.5%
43,669	Charles Schwab Corp. (The)	3,681,733
8,046	Intercontinental Exchange, Inc.	1,063,038

		4,744,771

Food, Beverage & Tobacco – 3.3%
57,376	Coca-Cola Co. (The)	3,557,312
34,170	McCormick & Co., Inc.	3,410,166
26,680	Mondelez International, Inc., Class A	1,674,970
22,425	Monster Beverage Corp.*	1,791,758

		10,434,206

Health Care Equipment & Services – 3.5%
64,366	Boston Scientific Corp.*	2,850,770
11,497	Guardant Health, Inc.*	761,561
7,166	Insulet Corp.*	1,908,951

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
12,517	Intuitive Surgical, Inc.*	$ 3,776,129
8,946	Veeva Systems, Inc., Class A*	1,900,667

		11,198,078

Household & Personal Products – 0.7%
7,715	Estee Lauder Cos., Inc. (The), Class A	2,100,949

Materials – 2.1%
7,842	Ecolab, Inc.	1,384,584
6,258	Linde PLC (United Kingdom)	1,998,993
3,898	Martin Marietta Materials, Inc.	1,500,301
7,468	Sherwin-Williams Co. (The)	1,864,162

		6,748,040

Media & Entertainment – 11.6%
5,087	Alphabet, Inc., Class A*	14,148,727
3,746	Alphabet, Inc., Class C*	10,462,541
17,878	Live Nation Entertainment, Inc.*	2,103,168
15,010	Meta Platforms, Inc., Class A*	3,337,624
12,555	Netflix, Inc.*	4,702,977
59,253	Snap, Inc., Class A*	2,132,515

		36,887,552

Pharmaceuticals, Biotechnology & Life Sciences – 7.1%
5,853	10X Genomics, Inc., Class A*	445,238
33,585	Adaptive Biotechnologies Corp.*	466,160
6,689	Alnylam Pharmaceuticals, Inc.*	1,092,247
5,947	Argenx SE ADR (Netherlands)*	1,875,148
14,979	BioMarin Pharmaceutical, Inc.*	1,154,881
12,458	Danaher Corp.	3,654,305
19,226	Eli Lilly & Co.	5,505,750
6,020	Illumina, Inc.*	2,103,388
14,728	Sarepta Therapeutics, Inc.*	1,150,551
16,019	Seagen, Inc.*	2,307,537
7,007	West Pharmaceutical Services, Inc.	2,877,845

		22,633,050

Real Estate – 1.6%
10,852	American Tower Corp. REIT	2,726,239

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
3,038	Equinix, Inc. REIT	$ 2,253,042

		4,979,281

Retailing – 9.7%
7,357	Amazon.com, Inc.*	23,983,452
12,427	Etsy, Inc.*	1,544,428
40,691	Farfetch Ltd., Class A (United Kingdom)*	615,248
5,438	RH*	1,773,277
32,325	Ross Stores, Inc.	2,924,120

		30,840,525

Semiconductors & Semiconductor Equipment – 5.1%
74,455	Marvell Technology, Inc.	5,339,168
39,776	NVIDIA Corp.	10,853,279

		16,192,447

Software & Services – 24.7%
12,745	Accenture PLC, Class A	4,297,996
12,908	Adobe, Inc.*	5,881,143
17,234	Affirm Holdings, Inc.*	797,590
7,582	Atlassian Corp. PLC, Class A*	2,227,819
10,875	Bill.com Holdings, Inc.*	2,466,341
5,924	HubSpot, Inc.*	2,813,545
21,205	Mastercard, Inc., Class A	7,578,243
86,966	Microsoft Corp.	26,812,487
7,473	Okta, Inc.*	1,128,124
40,040	PayPal Holdings, Inc.*	4,630,626
39,872	Qualtrics International, Inc., Class A*	1,138,346
6,001	ServiceNow, Inc.*	3,341,897
14,197	Snowflake, Inc., Class A*	3,252,959
19,533	Splunk, Inc.*	2,902,799
12,856	UiPath, Inc., Class A*	277,561
7,264	Visa, Inc., Class A	1,610,937
25,100	Workday, Inc., Class A*	6,010,446
5,654	Zscaler, Inc.*	1,364,197

		78,533,056

Technology Hardware & Equipment – 13.5%
33,068	Amphenol Corp., Class A	2,491,674

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
230,109	Apple, Inc.	$ 40,179,331

		42,671,005

Transportation – 3.2%
22,130	Union Pacific Corp.	6,046,137
19,356	United Parcel Service, Inc., Class B	4,151,088

		10,197,225

TOTAL COMMON STOCKS (Cost $135,932,785)		$315,903,009

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,266,409	0.253%	$ 1,266,409
(Cost $1,266,409)

TOTAL INVESTMENTS – 99.9% (Cost $137,199,194)		$317,169,418

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		283,285

NET ASSETS – 100.0%		$317,452,703

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Automobiles & Components – 4.1%
137,260	Ford Motor Co.	$ 2,321,067
95,253	General Motors Co.*	4,166,366
7,632	Tesla, Inc.*	8,224,243

		14,711,676

Banks – 0.7%
1,676	East West Bancorp, Inc.	132,438
2,225	JPMorgan Chase & Co.	303,312
57,078	KeyCorp	1,277,406
3,167	Prosperity Bancshares, Inc.	219,726
25,208	Regions Financial Corp.	561,130

		2,494,012

Capital Goods – 3.7%
3,214	AECOM	246,867
10,745	AMETEK, Inc.	1,431,019
20,720	Caterpillar, Inc.	4,616,830
6,787	General Dynamics Corp.	1,636,889
9,321	Howmet Aerospace, Inc.	334,997
7,147	MasTec, Inc.*	622,504
50,533	Otis Worldwide Corp.	3,888,514
893	Parker-Hannifin Corp.	253,398

		13,031,018

Commercial & Professional Services – 0.4%
10,694	Republic Services, Inc.	1,416,955

Consumer Durables & Apparel – 0.0%(a)
850	Whirlpool Corp.	146,863

Consumer Services – 2.9%
16,066	Carnival Corp.*	324,854
1,280	Choice Hotels International, Inc.	181,453
26,278	Hilton Worldwide Holdings, Inc.*	3,987,424
3,100	Hyatt Hotels Corp., Class A*	295,895
23,088	Marriott International, Inc., Class A*	4,057,716
15,954	Wyndham Hotels & Resorts, Inc.	1,351,144

		10,198,486

Diversified Financials – 7.7%
2,356	Ameriprise Financial, Inc.	707,648
27,220	Berkshire Hathaway, Inc., Class B*	9,606,210

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
28,490	Capital One Financial Corp.	$ 3,740,452
4,917	CME Group, Inc.	1,169,558
29,739	Equitable Holdings, Inc.	919,233
31,325	Intercontinental Exchange, Inc.	4,138,659
30,072	Morgan Stanley	2,628,293
4,967	S&P Global, Inc.	2,037,364
73,183	Synchrony Financial	2,547,500

		27,494,917

Energy – 2.4%
23,202	ConocoPhillips	2,320,200
3,591	Exxon Mobil Corp.	296,581
10,198	Halliburton Co.	386,198
6,807	Hess Corp.	728,621
106,408	Marathon Oil Corp.	2,671,905
1,337	Phillips 66	115,503
23,826	Schlumberger NV	984,252
14,495	Targa Resources Corp.	1,093,938

		8,597,198

Food & Staples Retailing – 0.0%(a)
198	Costco Wholesale Corp.	114,018

Food, Beverage & Tobacco – 3.0%
44,736	Archer-Daniels-Midland Co.	4,037,871
6,353	Bunge Ltd.	703,976
4,983	Monster Beverage Corp.*	398,142
33,570	PepsiCo, Inc.	5,618,947

		10,758,936

Health Care Equipment & Services – 6.8%
3,971	Align Technology, Inc.*	1,731,356
9,015	Anthem, Inc.	4,428,348
42,162	Boston Scientific Corp.*	1,867,355
16,458	HCA Healthcare, Inc.	4,124,704
19,174	Medtronic PLC	2,127,355
9,702	Molina Healthcare, Inc.*	3,236,490
2,509	Teleflex, Inc.	890,269
10,586	UnitedHealth Group, Inc.	5,398,543
2,801	Universal Health Services, Inc., Class B	406,005

		24,210,425

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – 2.3%
7,103	American International Group, Inc.	$ 445,855
6,913	Globe Life, Inc.	695,448
2,276	Lincoln National Corp.	148,759
3,422	Loews Corp.	221,814
23,251	Marsh & McLennan Cos., Inc.	3,962,436
16,485	MetLife, Inc.	1,158,566
6,899	Reinsurance Group of America, Inc.	755,165
1,874	Travelers Cos., Inc. (The)	342,436
6,270	W R Berkley Corp.	417,519

		8,147,998

Materials – 5.4%
16,618	Air Products and Chemicals, Inc.	4,153,004
37,906	CF Industries Holdings, Inc.	3,906,592
85,112	Freeport-McMoRan, Inc.	4,233,471
1,037	International Flavors & Fragrances, Inc.	136,189
29,786	International Paper Co.	1,374,624
13,842	Linde PLC (United Kingdom)	4,421,550
5,070	Mosaic Co. (The)	337,155
5,134	Packaging Corp. of America	801,469

		19,364,054

Media & Entertainment – 8.8%
1,937	Alphabet, Inc., Class A*	5,387,475
4,697	Alphabet, Inc., Class C*	13,118,674
23,777	Live Nation Entertainment, Inc.*	2,797,126
37,450	Meta Platforms, Inc., Class A*	8,327,382
74,819	News Corp., Class A	1,657,241
948	Nexstar Media Group, Inc., Class A	178,679

		31,466,577

Pharmaceuticals, Biotechnology & Life Sciences – 8.8%
31,512	AbbVie, Inc.	5,108,410
14,997	Agilent Technologies, Inc.	1,984,553
12,250	Biogen, Inc.*	2,579,850
6,031	Elanco Animal Health, Inc.*	157,349
72,602	Gilead Sciences, Inc.	4,316,189
7,750	Horizon Therapeutics PLC*	815,377
17,384	IQVIA Holdings, Inc.*	4,019,355
4,420	Johnson & Johnson	783,357
50,918	Merck & Co., Inc.	4,177,822
2,499	Mettler-Toledo International, Inc.*	3,431,602

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
3,596	Moderna, Inc.*	$ 619,447
25,942	Perrigo Co. PLC	996,951
29,290	Pfizer, Inc.	1,516,343
3,182	Vertex Pharmaceuticals, Inc.*	830,406

		31,337,011

Real Estate – 3.6%
46,347	American Homes 4 Rent, Class A REIT	1,855,271
21,687	Camden Property Trust REIT	3,604,379
8,955	Equity LifeStyle Properties, Inc. REIT	684,878
41,547	First Industrial Realty Trust, Inc. REIT	2,572,175
3,841	Invitation Homes, Inc. REIT	154,331
9,932	Life Storage, Inc. REIT	1,394,751
9,833	Mid-America Apartment Communities, Inc. REIT	2,059,522
6,012	Rexford Industrial Realty, Inc. REIT	448,435

		12,773,742

Retailing – 6.2%
3,687	Amazon.com, Inc.*	12,019,436
17,223	AutoNation, Inc.*	1,715,066
8,386	Home Depot, Inc. (The)	2,510,181
78,731	LKQ Corp.	3,575,175
2,514	O’Reilly Automotive, Inc.*	1,721,990
4,002	Penske Automotive Group, Inc.	375,067

		21,916,915

Semiconductors & Semiconductor Equipment – 5.0%
6,327	Advanced Micro Devices, Inc.*	691,794
8,990	Applied Materials, Inc.	1,184,882
3,441	Broadcom, Inc.	2,166,729
12,633	First Solar, Inc.*	1,057,887
926	Lam Research Corp.	497,827
38,937	Micron Technology, Inc.	3,032,803
22,554	NVIDIA Corp.	6,154,084
8,126	ON Semiconductor Corp.*	508,769
2,114	QUALCOMM, Inc.	323,062
11,470	Texas Instruments, Inc.	2,104,516

		17,722,353

Software & Services – 13.7%
8,107	DXC Technology Co.*	264,531

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
1,994	EPAM Systems, Inc.*	$ 591,440
3,046	Euronet Worldwide, Inc.*	396,437
10,511	Fortinet, Inc.*	3,592,029
12,648	Gartner, Inc.*	3,762,274
58,427	Microsoft Corp.	18,013,628
58,346	Oracle Corp.	4,826,965
963	Palo Alto Networks, Inc.*	599,477
2,628	Paycom Software, Inc.*	910,287
17,240	PayPal Holdings, Inc.*	1,993,806
2,462	ServiceNow, Inc.*	1,371,063
2,521	Synopsys, Inc.*	840,174
16,017	VeriSign, Inc.*	3,563,142
18,358	Visa, Inc., Class A	4,071,254
30,459	VMware, Inc., Class A	3,468,366
24,293	Western Union Co. (The)	455,251

		48,720,124

Technology Hardware & Equipment – 8.0%
124,294	Apple, Inc.	21,702,975
45,824	Cisco Systems, Inc.	2,555,146
22,672	Corning, Inc.	836,824
58,894	Dell Technologies, Inc., Class C*	2,955,890
11,852	Hewlett Packard Enterprise Co.	198,047
938	Teledyne Technologies, Inc.*	443,327

		28,692,209

Telecommunication Services – 1.2%
184,258	AT&T, Inc.	4,354,016

Transportation – 2.7%
116,793	CSX Corp.	4,373,898
14,827	Norfolk Southern Corp.	4,228,957
3,978	Union Pacific Corp.	1,086,829

		9,689,684

Utilities – 1.0%
52,548	CMS Energy Corp.	3,675,207

TOTAL COMMON STOCKS (Cost $274,134,646)		$351,034,394

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
446,305	0.253%	$ 446,305
(Cost $446,305)

TOTAL INVESTMENTS – 98.5% (Cost $274,580,951)		$351,480,699

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		5,251,390

NET ASSETS – 100.0%		$356,732,089

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Less than 0.05%

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	17	06/17/22	$3,563,870	$287,268

Total Futures Contracts				$287,268

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ and underlying funds (“Underlying Funds”) valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2022:

EQUITY INDEX FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$262,629	$—	$—
Europe	1,101,358	—	—
North America	202,391,301	—	—
Securities Lending Reinvestment Vehicle	21,000	—	—

Total	$203,776,288	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$113,450	$—	$—

GROWTH OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,406,254	$—	$—
North America	58,543,747	—	—
Investment Company	2,437,676	—	—
Securities Lending Reinvestment Vehicle	99,988	—	—

Total	$62,487,665	$—	$—

INTERNATIONAL EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$1,145,044	$—
Asia	—	29,179,642	—
Europe	643,748	57,456,465	—
North America	1,372,314	1,077,781	—
Oceania	2,630,077	7,711,280	—
Securities Lending Reinvestment Vehicle	41,125	—	—

Total	$4,687,264	$96,570,212	$—

Derivative Type

Assets(b)
Futures Contracts	$106,693	$—	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$8,273,086	$—	$—
North America	451,954,178	—	—
Investment Company	1,724,007	—	—

Total	$461,951,271	$—	$—

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$7,040,151	$—	$—
North America	483,232,501	—	—
Investment Company	4,233,919	—	—

Total	$494,506,571	$—	$—

SMALL CAP EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$124,818	$—	$—
Asia	786,528	—	—
Europe	1,479,090	—	—
North America	118,843,608	—	—
Investment Company	957,670	—	—
Securities Lending Reinvestment Vehicle	2,200,332	—	—

Total	$124,392,046	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$83,263	$—	$—

STRATEGIC GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,489,389	$—	$—
North America	311,413,620	—	—
Investment Company	1,266,409	—	—

Total	$317,169,418	$—	$—

U.S. EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,421,550	$—	$—
North America	346,612,844	—	—
Investment Company	446,305	—	—

Total	$351,480,699	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$287,268	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — The Growth Opportunities, Large Cap Value, Mid Cap Value and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Equity Index, International Equity Insights, Small Cap Equity Insights and U. S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Equity Index, Growth Opportunities, International Equity Insights, Large Cap Value, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will, and BNYM may, exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — A Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund`s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.